UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23373

Exchange Place Advisors Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Item 1. Reports to Stockholders.

(a)

Fort Pitt Capital Total Return Fund

 (FPCGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fort Pitt Capital Total Return Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.fortpittcapitalfunds.com/. You can also request this information by contacting us at 866-688-8775.

This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fort Pitt Capital Total Return Fund	$48	1.00%

Fund Statistics

Net Assets	$52,437,757
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$158,619
Portfolio Turnover	19%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.2%
Financials
20.9%
Industrials
20.7%
Health Care
15.8%
Consumer Discretionary
8.9%
Communications
4.8%
Money Market Funds
1.6%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.6%
Communications	4.8%
Consumer Discretionary	8.9%
Health Care	15.8%
Industrials	20.7%
Financials	20.9%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Parker-Hannifin Corp.	8.0%
Microsoft Corp.	8.0%
Arthur J. Gallagher & Co.	7.0%
Abbott Laboratories	5.5%
Advanced Micro Devices, Inc.	5.3%
Thermo Fisher Scientific, Inc.	4.9%
Alphabet, Inc., Class A	4.8%
Apollo Global Management, Inc.	4.6%
Broadcom, Inc.	4.4%
GXO Logistics, Inc.	3.9%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 1-866-688-8775 or on the Fund's website at https://www.fortpittcapitalfunds.

Beginning November 1, 2024, the investment adviser to the Fund is Kovitz Investment Group Partners, LLC (“Kovitz” or the “Adviser“). Prior to November 1, 2024, the Fund was advised by Fort Pitt Capital Group, LLC (“Fort Pitt”). On November 1, 2024, Fort Pitt's assets and liabilities were transferred to Kovitz, which is also a wholly-owned subsidiary of Fort Pitt's parent, Focus Financial Partners Inc. (the “Transaction”). As a result of the Transaction, the investment advisory agreement (the “Fort Pitt Advisory Agreement”) between Fort Pitt and the Exchange Place Advisors Trust (the “Trust”), on behalf of the Fund, terminated as of the Closing Date.

At a meeting held on October 28, 2024 (the “October 2024 Meeting”), the Board of Trustees (the “Board”) of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the “Independent Trustees”), unanimously voted to approve, and to recommend that shareholders approve, the investment advisory agreement between Kovitz and the Trust, on behalf of the Fund (the “New Advisory Agreement”), on substantially the same terms as the Fort Pitt Advisory Agreement.

Pending shareholder approval of the New Advisory Agreement, Kovitz acted as the investment adviser to the Fund pursuant to an interim advisory agreement between the Trust and the Adviser pursuant to Rule 15a-4 under the 1940 Act, which was also approved by the Board, including separately by the Independent Trustees at the October 2024 Meeting, and took effect on the Closing Date. At a meeting held on January 22, 2025, the Fund's shareholders approved the New Advisory Agreement, and the Interim Advisory Agreement was terminated. The New Advisory Agreement with Kovitz was effective as of January 22, 2025.

Fort Pitt Capital Total Return Fund - (FPCGX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.fortpittcapitalfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-FPCGX

North Square Altrinsic International Equity Fund

Class I  (NSIVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Altrinsic International Equity Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
37.0%
Consumer Staples
12.9%
Industrials
10.4%
Health Care
10.2%
Consumer Discretionary
8.3%
Technology
7.9%
Materials
3.5%
Energy
3.1%
Communications
2.4%
Short-Term Investments
2.0%
Real Estate
1.6%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.6%
Short-Term Investments	2.0%
Communications	2.4%
Energy	3.1%
Materials	3.5%
Technology	7.9%
Consumer Discretionary	8.3%
Health Care	10.2%
Industrials	10.4%
Consumer Staples	12.9%
Financials	37.0%

Fund Statistics

Net Assets	$104,118,000
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$372,094
Portfolio Turnover	15%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chubb Ltd.	3.6%
Everest Re Group, Ltd.	3.3%
Sanofi	2.5%
Sony Group Corp.	2.4%
Aon PLC - Class A	2.4%
Heineken N.V.	2.4%
GSK PLC	2.3%
Bureau Veritas SA	2.3%
KB Financial Group, Inc.	2.1%
Suzuki Motor Corp.	2.1%

Country Weighting (% of net assets)

Japan 14.1%
France 12.9%
United Kingdom 10.8%
Germany 10.0%
Switzerland 7.9%
Ireland 7.2%
Netherlands 6.0%
Bermuda 4.9%
Korea (Republic Of) 4.9%
Mexico 4.0%
Cayman Islands 3.5%
Brazil 2.2%
United States 2.0%
India 2.0%
Belgium 1.9%
Spain 1.3%
Canada 1.2%
Israel 0.9%
Peru 0.7%
Sweden 0.5%
Singapore 0.5%

Value	Value
Singapore	0.5%
Sweden	0.5%
Peru	0.7%
Israel	0.9%
Canada	1.2%
Spain	1.3%
Belgium	1.9%
India	2.0%
United States	2.0%
Brazil	2.2%
Cayman Islands	3.5%
Mexico	4.0%
Korea (Republic Of)	4.9%
Bermuda	4.9%
Netherlands	6.0%
Ireland	7.2%
Switzerland	7.9%
Germany	10.0%
United Kingdom	10.8%
France	12.9%
Japan	14.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Altrinsic International Equity Fund - Class I (NSIVX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-NSIVX

North Square McKee Bond Fund

Class I  (NMKYX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

Fund Statistics

Net Assets	$181,176,596
Number of Portfolio Holdings	426
Advisory Fee (net of waivers)	$44,172
Portfolio Turnover	95%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.750%	2.5%
United States Treasury Note/Bond, 3.125%	2.4%
United States Treasury Note/Bond, 4.500%	2.2%
United States Treasury Note, 4.625%	1.6%
Fannie Mae Pool, 5.000%	1.4%
Ginnie Mae II Pool, 2.000%	1.2%
United States Treasury Bond, 4.250%	1.1%
United States Treasury Note, 3.750%	1.1%
Federal National Mortgage Association, 1.630%	1.1%
Federal Farm Credit Banks Funding Corp., 5.090%	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.1%
Real Estate	0.2%
Sovereign	0.4%
Supranational	0.8%
Health Care	0.9%
Communications	1.9%
Technology	2.0%
Consumer Staples	2.1%
Short-Term Investments	2.4%
Consumer Discretionary	2.5%
Energy	2.7%
Industrials	2.8%
Asset Backed Securities	2.8%
Utilities	3.7%
Financials	11.6%
U.S. Government & Agencies	17.6%
Mortgage Backed Securities	44.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square McKee Bond Fund - Class I (NMKYX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-NMKYX

North Square McKee Bond Fund

Class R6 (NMKBX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$14	0.28%

Fund Statistics

Net Assets	$181,176,596
Number of Portfolio Holdings	426
Advisory Fee (net of waivers)	$44,172
Portfolio Turnover	95%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.750%	2.5%
United States Treasury Note/Bond, 3.125%	2.4%
United States Treasury Note/Bond, 4.500%	2.2%
United States Treasury Note, 4.625%	1.6%
Fannie Mae Pool, 5.000%	1.4%
Ginnie Mae II Pool, 2.000%	1.2%
United States Treasury Bond, 4.250%	1.1%
United States Treasury Note, 3.750%	1.1%
Federal National Mortgage Association, 1.630%	1.1%
Federal Farm Credit Banks Funding Corp., 5.090%	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.1%
Real Estate	0.2%
Sovereign	0.4%
Supranational	0.8%
Health Care	0.9%
Communications	1.9%
Technology	2.0%
Consumer Staples	2.1%
Short-Term Investments	2.4%
Consumer Discretionary	2.5%
Energy	2.7%
Industrials	2.8%
Asset Backed Securities	2.8%
Utilities	3.7%
Financials	11.6%
U.S. Government & Agencies	17.6%
Mortgage Backed Securities	44.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square McKee Bond Fund - Class R6 (NMKBX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-NMKBX

North Square Select Small Cap Fund

Class I  (ADVGX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Select Small Cap Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred during the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Square Select Small Cap Fund - Class I	$44	0.94%

Fund Statistics

Net Assets	$22,324,828
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$71,223
Portfolio Turnover	32%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bel Fuse, Inc., Class B	5.4%
TriMas Corp.	4.8%
Nicolet Bankshares, Inc.	4.7%
JBT Marel Corp.	4.6%
Phinia, Inc.	4.2%
Performance Food Group Co.	4.1%
Eagle Materials, Inc.	4.0%
First Merchants Corp.	3.5%
Legacy Housing Corp.	3.4%
Arcosa, Inc.	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Short-Term Investments	1.3%
Health Care	2.9%
Real Estate	3.4%
Consumer Staples	4.1%
Materials	8.8%
Technology	12.9%
Financials	19.0%
Consumer Discretionary	22.8%
Industrials	25.2%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/

Effective February 28, 2025, the Fund changed its name from "North Square Advisory Research Small Cap Value Fund" to "North Square Select Small Cap Fund".

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Select Small Cap Fund - Class I (ADVGX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-ADVGX

North Square Small Cap Value Fund

Class I (DRISX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Small Cap Value Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred during the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.05%

Fund Statistics

Net Assets	$255,534,144
Number of Portfolio Holdings	78
Advisory Fee	$1,179,868
Portfolio Turnover	42%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hancock Whitney Corp.	3.0%
Pathward Financial Group, Inc.	2.6%
International Bancshares Corp.	2.5%
StoneX Group, Inc.	2.6%
Cousins Properties, Inc.	2.5%
OFG Bancorp	2.3%
Cathay General Bancorp	2.0%
Penguin Solutions, Inc.	1.9%
Veren, Inc.	1.9%
First American Government Obligations Fund, Class X	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.5%
Short-Term Investments	1.9%
Health Care	6.0%
Consumer Discretionary	6.6%
Utilities	6.7%
Real Estate	7.4%
Energy	8.5%
Materials	9.0%
Industrials	14.9%
Technology	14.9%
Financials	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund since April 29, 2025. For more complete information you may review the Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/

On April 29, 2025 in a tax-free reorganization, the Fund acquired all of the assets and liabilities of the Foundry Partners Small Cap Value Fund, a series of Valued Advisers Trust (the “Predecessor Fund”). In connection with the reorganization, the Small Cap Value Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Small Cap Value Fund. Further, the Predecessor Fund’s portfolio managers joined the Sub-Adviser to serve as the Fund’s portfolio managers as part of the Reorganization. The Predecessor Fund had two share classes: Investor Class shares and Institutional Class shares. In the Reorganization, the holders of the Investor Class shares and Institutional Class shares of the Predecessor Fund received Investor Class shares and Class I shares, respectively, of the Fund. The performance information reflects the performance of the Predecessor Fund and, as applicable, its share classes. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Small Cap Value Fund - Class I (DRISX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-DRISX

North Square Small Cap Value Fund

Investor Class (DRSVX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Small Cap Value Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred during the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.30%

Fund Statistics

Net Assets	$255,534,144
Number of Portfolio Holdings	78
Advisory Fee	$1,179,868
Portfolio Turnover	42%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hancock Whitney Corp.	3.0%
Pathward Financial Group, Inc.	2.6%
International Bancshares Corp.	2.5%
StoneX Group, Inc.	2.6%
Cousins Properties, Inc.	2.5%
OFG Bancorp	2.3%
Cathay General Bancorp	2.0%
Penguin Solutions, Inc.	1.9%
Veren, Inc.	1.9%
First American Government Obligations Fund, Class X	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.5%
Short-Term Investments	1.9%
Health Care	6.0%
Consumer Discretionary	6.6%
Utilities	6.7%
Real Estate	7.4%
Energy	8.5%
Materials	9.0%
Industrials	14.9%
Technology	14.9%
Financials	23.6%

Material Fund Changes

This is a summary of certain changes to the Fund since April 29, 2025. For more complete information you may review the Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/

On April 29, 2025 in a tax-free reorganization, the Fund acquired all of the assets and liabilities of the Foundry Partners Small Cap Value Fund, a series of Valued Advisers Trust (the “Predecessor Fund”). In connection with the reorganization, the Small Cap Value Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Small Cap Value Fund. Further, the Predecessor Fund’s portfolio managers joined the Sub-Adviser to serve as the Fund’s portfolio managers as part of the Reorganization. The Predecessor Fund had two share classes: Investor Class shares and Institutional Class shares. In the Reorganization, the holders of the Investor Class shares and Institutional Class shares of the Predecessor Fund received Investor Class shares and Class I shares, respectively, of the Fund. The performance information reflects the performance of the Predecessor Fund and, as applicable, its share classes. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

Where can I find additional information about the Fund?

Additional information is available on the following website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Small Cap Value Fund - Investor Class (DRSVX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-DRSVX

North Square Strategic Income Fund

Class A  (ADVAX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Strategic Income Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred during the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%

Fund Statistics

Net Assets	$403,311,743
Number of Portfolio Holdings	214
Advisory Fee (net of waivers)	$649,820
Portfolio Turnover	54%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles Schwab Corp. (The), 5.375%	1.5%
Freddie Mac Pool, 6.500%	1.4%
MetLife, Inc., 3.850%	1.2%
Ginnie Mae II Pool, 2.500%	1.2%
CyrusOne Data Centers Issuer I LLC, 4.500%	1.2%
Discover Financial Services, 6.125%	1.2%
Fannie Mae Pool, 3.500%	1.2%
Fannie Mae Pool, 4.500%	1.1%
Ginnie Mae II Pool, 3.500%	1.1%
Fifth Third Bancorp, 4.500%	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	3.4%
Purchased Options	0.3%
Fixed Income	0.6%
Non U.S. Treasury	0.8%
Industrials	0.9%
Consumer Staples	1.3%
U.S. Government & Agencies	1.3%
Technology	1.4%
Health Care	1.4%
Consumer Discretionary	1.7%
Energy	2.4%
Communications	2.6%
Materials	5.7%
Short-Term Investments	6.0%
Utilities	7.9%
Asset Backed Securities	11.2%
Financials	15.8%
Mortgage Backed Securities	35.3%

Material Fund Changes

This is a summary of certain changes to the Fund since February 28, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/.

Effective January 1, 2025, the Adviser reduced the contractual adviser fee of the Fund from an annual rate of 0.70% to 0.56% of the Fund's average daily net assets and waive the advisory fees and/or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Strategic Income Fund - Class A (ADVAX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-ADVAX

North Square Strategic Income Fund

Class I  (ADVNX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about North Square Strategic Income Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.  You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred during the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Fund Statistics

Net Assets	$403,311,743
Number of Portfolio Holdings	214
Advisory Fee (net of waivers)	$649,820
Portfolio Turnover	54%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles Schwab Corp. (The), 5.375%	1.5%
Freddie Mac Pool, 6.500%	1.4%
MetLife, Inc., 3.850%	1.2%
Ginnie Mae II Pool, 2.500%	1.2%
CyrusOne Data Centers Issuer I LLC, 4.500%	1.2%
Discover Financial Services, 6.125%	1.2%
Fannie Mae Pool, 3.500%	1.2%
Fannie Mae Pool, 4.500%	1.1%
Ginnie Mae II Pool, 3.500%	1.1%
Fifth Third Bancorp, 4.500%	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	3.4%
Purchased Options	0.3%
Fixed Income	0.6%
Non U.S. Treasury	0.8%
Industrials	0.9%
Consumer Staples	1.3%
U.S. Government & Agencies	1.3%
Technology	1.4%
Health Care	1.4%
Consumer Discretionary	1.7%
Energy	2.4%
Communications	2.6%
Materials	5.7%
Short-Term Investments	6.0%
Utilities	7.9%
Asset Backed Securities	11.2%
Financials	15.8%
Mortgage Backed Securities	35.3%

Material Fund Changes

This is a summary of certain changes to the Fund since February 28, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/.

Effective January 1, 2025, the Adviser reduced the contractual adviser fee of the Fund from an annual rate of 0.70% to 0.56% of the Fund's average daily net assets and waive the advisory fees and/or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://northsquareinvest.com/fund-reports-holdings/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

North Square Strategic Income Fund - Class I (ADVNX)

Semi-Annual Shareholder Report - April 30, 2025

TSR-SAR 043025-ADVNX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FORT PITT CAPITAL GROUP

SEMI-ANNUAL FINANCIAL STATEMENTS

& OTHER INFORMATION

April 30, 2025

FORT PITT CAPITAL TOTAL RETURN FUND

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

www.fortpittcapitalfunds.com

Fort Pitt Capital Total Return Fund

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.21%
Communications — 4.74%
Alphabet, Inc., Class A	15,667	$2,487,920

Consumer Discretionary — 8.93%
Amazon.com, Inc.(a)	5,453	1,005,642
Builders FirstSource, Inc.(a)	3,915	468,351
Lowe’s Companies, Inc.	7,580	1,694,586
Lululemon Athletica, Inc.(a)	2,632	712,667
Starbucks Corp.	9,987	799,459
		4,680,705
Financials — 20.90%
Apollo Global Management, Inc.	17,425	2,378,163
Arthur J. Gallagher & Co.	11,478	3,680,880
Blackstone, Inc., Class A	10,363	1,364,911
Intercontinental Exchange, Inc.	10,013	1,681,884
PNC Financial Services Group, Inc. (The)	11,527	1,852,274
		10,958,112
Health Care — 15.84%
Abbott Laboratories	21,934	2,867,871
Danaher Corp.	6,288	1,253,387
Merck & Co., Inc.	18,815	1,603,038
Thermo Fisher Scientific, Inc.	6,021	2,583,009
		8,307,305
Industrials — 20.65%
Deere & Co.	3,224	1,494,517
GXO Logistics, Inc.(a)	56,432	2,045,096
Keysight Technologies, Inc.(a)	10,865	1,579,771
Parker-Hannifin Corp.	6,914	4,183,385
RTX Corp.	12,076	1,523,146
		10,825,915
Technology — 27.15%
Adobe, Inc.(a)	2,589	970,823
Advanced Micro Devices, Inc.(a)	28,530	2,777,395
Apple, Inc.	4,405	936,063
Broadcom, Inc.	11,992	2,308,099
Lam Research Corp.	27,998	2,006,617
Microsoft Corp.	10,572	4,178,689
Zebra Technologies Corp., Class A(a)	4,251	1,064,110
		14,241,796
Total Common Stocks (Cost $29,848,044)		51,501,753

MONEY MARKET FUNDS — 1.65%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)	864,152	864,152
Total Money Market Funds (Cost $864,152)		864,152

Total Investments — 99.86% (Cost $30,712,196)		52,365,905

See accompanying notes which are an integral part of these financial statements.

2

Fort Pitt Capital Total Return Fund

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Other Assets in Excess of Liabilities — 0.14%	$71,852
NET ASSETS — 100.00%	$52,437,757

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

3

Fort Pitt Capital Total Return Fund

Statement of Assets and Liabilities

April 30, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $30,712,196)	$52,365,905
Receivable for fund shares sold	1,050
Dividends and interest receivable	57,765
Prepaid expenses	64,743
Total Assets	52,489,463

Liabilities
Payable for fund shares redeemed	7,894
Due to adviser	17,355
Administration and fund accounting fees	5,197
Audit fees	9,327
Transfer agent fees and expenses	2,092
Chief Compliance Officer fee	7,388
Custody fees	2,028
Other accrued expenses	425
Total Liabilities	51,706
Net Assets	$52,437,757

Components of Net Assets:
Paid-in capital	$20,826,667
Accumulated earnings	31,611,090
Total Net Assets	$52,437,757
Shares outstanding (unlimited number of shares authorized, par value $0.01)	2,295,685
Net Asset Value, Redemption Price and Offering Price Per Share	$22.84

See accompanying notes which are an integral part of these financial statements.

4

Fort Pitt Capital Total Return Fund

Statement of Operations

For the six months ended April 30, 2025 (Unaudited)

Investment Income
Dividend income	$360,863
Total investment income	360,863

Expenses
Advisory fees (Note 4)	226,025
Administration and fund accounting fees (Note 4)	32,982
Transfer agent fees and expenses (Note 4)	17,468
Chief Compliance Officer fees (Note 4)	11,178
Legal fees	11,033
Registration fees	10,886
Audit fees	9,326
Trustee fees and expenses	8,909
Custody fees (Note 4)	7,387
Shareholder reporting	6,966
Insurance expense	1,459
Miscellaneous expense	21,062
Total expenses	364,681
Less: fee waiver from Advisor (Note 4)	(67,406)
Net operating expenses	297,275
Net investment income	63,588

Net Realized Unrealized Gain (Loss) on Investments
Net realized gain on investments	9,901,610
Net change in unrealized depreciation on investments	(14,677,649)
Net realized and change in unrealized loss on investments	(4,776,039)
Net decrease in net assets resulting from operations	$(4,712,451)

See accompanying notes which are an integral part of these financial statements.

5

Fort Pitt Capital Total Return Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$63,588	$132,714
Net realized gain on investments	9,901,610	10,440,252
Net change in unrealized appreciation (depreciation) on investments	(14,677,649)	9,351,219
Net increase (decrease) in net assets resulting from operations	(4,712,451)	19,924,185

Distributions to Shareholders
Net dividends and distributions to shareholders	(10,545,723)	(9,800,363)
Total distributions	(10,545,723)	(9,800,363)

Capital Share Transactions
Proceeds from shares sold	691,916	870,137
Proceeds from shares issued in reinvestment of dividends	10,456,785	9,735,135
Cost of shares redeemed	(7,116,793)	(14,791,834)
Net increase (decrease) in net assets resulting from capital transactions	4,031,908	(4,186,562)
Total Increase (Decrease) in Net Assets	(11,226,266)	5,937,260

Net Assets
Beginning of period	63,664,023	57,726,763
End of period	$52,437,757	$63,664,023

Changes in Shares Outstanding
Shares sold	27,118	31,859
Shares issued in reinvestment of dividends	417,770	396,543
Shares redeemed	(284,195)	(542,680)
Net in Fund shares outstanding	160,693	(114,278)
Shares outstanding, beginning of period	2,134,992	2,249,270
Shares outstanding, end of period	2,295,685	2,134,992

See accompanying notes which are an integral part of these financial statements.

6

Fort Pitt Capital Total Return Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$29.82		$25.66	$26.81	$34.53	$25.06	$27.35

Income from investment operations:
Net investment income	0.03		0.06	0.24	0.21	0.20	0.28
Net realized and unrealized gain/(loss) on investments	(2.02)		8.76	0.87	(5.59)	9.53	(0.34)
Total from investment operations	(1.99)		8.82	1.11	(5.38)	9.73	(0.06)

Less distributions to shareholders from:
Net investment income	(0.05)		(0.25)	(0.22)	(0.20)	(0.26)	(0.28)
Net realized gains	(4.94)		(4.41)	(2.04)	(2.14)	—	(1.95)
Total distributions	(4.99)		(4.66)	(2.26)	(2.34)	(0.26)	(2.23)
Redemption fees	—		—	—	—	— (a)	— (a)

Net asset value, end of period	$22.84		$29.82	$25.66	$26.81	$34.53	$25.06

Total Return(b)	(8.13	)%(c)	38.26%	4.07%	(16.87)%	39.00%	(0.76)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$52,438		$63,664	$57,727	$64,601	$87,011	$69,387
Ratio of net expenses to average net assets:
Before fee waivers	1.23	%(d)	1.18%	1.17%	1.14%	1.15%	1.39%
After fee waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.04%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	(0.01	)%(d)	0.03%	0.67%	0.53%	0.48%	0.93%
After fee waivers	0.21	%(d)	0.21%	0.84%	0.67%	0.59%	1.08%
Portfolio turnover rate	19	%(c)	14%	19%	14%	4%	8%

(a)	Rounds to less than $0.005 per share.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

7

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements

April 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Exchange Place Advisors Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The amended and restated agreement and declaration of trust, dated June 24, 2024, permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of such series of funds currently authorized by the Board.

On June 28, 2024, the Fund acquired all of the assets, and assumed all liabilities, of the Fort Pitt Capital Total Return Fund, a series of Advisors Series Trust (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund and assumed the performance and accounting history of the Predecessor Fund as of the date of the Reorganization. The Predecessor Fund was organized on July 15, 2011 to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Prior Predecessor Fund”), which commenced operations on December 31, 2001, in exchange for shares of the Predecessor Fund. Accordingly, the Predecessor Fund is the successor to the Prior Predecessor Fund. The Predecessor Fund had an investment objective, strategies and policies substantially similar to the Prior Predecessor Fund.

Effective as of the close of business on June 28, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 2,259,945 shares at a net asset value per share (“NAV”) of $28.05 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business June 28, 2024, after the reorganization, was $63,387,998 including net unrealized appreciation of $33,113,278, undistributed net investment income of $72,721, undistributed realized gain of $9,709,709, and investment cost of $30,308,581. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Fund’s performance for periods prior to June 28, 2024, is that of the Predecessor Fund. The Predecessor Fund is the accounting survivor.

8

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

Beginning on November 1, 2024, following an internal restructuring, Kovitz Investment Group Partners, LLC (“Kovitz” or the “Adviser”) began serving as the Fund’s investment adviser. Prior to November 1, 2024, Fort Pitt Capital Group, LLC (“Fort Pitt Capital”), served as the Fund’s investment adviser. Focus Financial Partners, Inc. (“Focus”) is the ultimate parent company of the Adviser. The Fort Pitt Capital Group division of the Adviser is responsible for managing the investment of the Fund’s portfolio of securities (See Note 8 in these Notes to Financial Statements). The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties,

9

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax period since then, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may utilize deemed dividends on redemptions accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications during the period ended April 30, 2025.

10

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

11

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the “Valuation Designee” for all fair value determinations and responsibilities, with respect to the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2025:

12

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$51,501,753	$—	$—	$51,501,753
Money Market Funds	864,152	—	—	864,152
Total	$52,365,905	$—	$—	$52,365,905

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Fund with investment management services pursuant to the Advisory Agreement between the Trust and the Adviser with respect to the Fund. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.76%, based upon the average daily net assets of the Fund. For the period ended April 30, 2025, the Fund incurred $226,025 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the period ended April 30, 2025, the Adviser reduced its fees in the amount of $67,406; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

13

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

Date	Amount
10/31/2027	$35,586	(a)
4/30/2028	67,406

(a)	Any such reduction prior to reorganization, as described in Note 1 of these Notes to Financial Statements, made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are no longer subject to reimbursement by the Fund to the Adviser.

Ultimus Fund Solutions, LLC (“Ultimus”) served as the Fund’s administrator, fund accountant and transfer agent for the period ended April 30, 2025. Ultimus maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2025, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Ultimus. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $12,387 of sub-transfer agent fees during the period ended April 30, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Ultimus Fund Distributors, LLC (the “Distributor”) acted as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $11,226,938 and $18,326,968, respectively. There were no purchases and sales of U.S. government securities during the period ended April 30, 2025.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during years ended October 31, 2024, and October 31, 2023, was as follows:

14

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

	2024	2023
Distributions paid from:
Ordinary income	$610,190	525,014
Long-term capital gains	9,190,173	4,854,929
Total distributions paid	$9,800,363	$5,379,943

As of October 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$27,220,998
Gross tax unrealized appreciation	36,396,617
Gross tax unrealized depreciation	(54,540)
Net tax unrealized appreciation(a)	$36,342,077
Undistributed ordinary income	217,258
Undistributed long-term capital gain	10,309,929
Total distributable earnings	$10,527,187
Total accumulated earnings/(losses)	$46,869,264

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Sector Emphasis Risk: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Financials Sector Risk: The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition,

15

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

companies in the industrials sector can be adversely affected by environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Health Care Sector Risk: The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Large Capitalization Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Capitalization Company Risk: Investing in small and medium capitalization companies can be riskier than investing in larger, more established companies

16

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. Securities of small-cap or medium-cap companies may trade less frequently and in smaller volumes than securities of larger companies.

NOTE 8 – SHAREHOLDER PROXY VOTE

Fort Pitt Capital previously served as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Prior Fort Pitt Advisory Agreement”) between the Trust, on behalf of the Fund, and Fort Pitt dated July 1, 2024.

On October 3, 2024, Focus Financial Partners Inc. (“Focus”), the parent company of Fort Pitt, announced an internal restructuring of Fort Pitt (the “Transaction”) that resulted in the transfer of Fort Pitt’s assets and liabilities on November 1, 2024 (the “Closing Date”) to Kovitz, another wholly-owned subsidiary of Focus. As a result of the Transaction, the Prior Fort Pitt Advisory Agreement terminated as of the Closing Date.

At a meeting held on October 28, 2024 (the “October Meeting”), the Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (as defined by the 1940 Act) (the “Independent Trustees”), unanimously voted to approve, and to recommend that shareholders approve, a new advisory agreement between the New Adviser and the Trust, on behalf of the Fund (the “New Advisory Agreement”).

In connection with the Transaction, shareholders were asked to approve the New Advisory Agreement, on substantially the same terms as the Prior Fort Pitt Advisory Agreement, which would become effective upon its approval by the Fund’s shareholders.

Pending shareholder approval of the New Advisory Agreement, Kovitz acted as the investment adviser to the Fund pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) between the Trust and the New Adviser pursuant to Rule 15a-4 under the 1940 Act, which was also approved by the Board at the October Meeting, and took effect on the Closing Date. The Interim Advisory Agreement terminated upon the approval of the New Advisory Agreement by shareholders.

At a Special Shareholder Meeting held on January 22, 2025, Fund shareholders of record as of the close of business on October 29, 2024 voted to approve the following proposal:

17

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

April 30, 2025 (Unaudited)

Proposal 1: Approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and Kovitz Investment Group Partners, LLC.

	Shares Voted	Percentage of Outstanding Shares	Percentage of Total Voted
For	1,073,267	50.28%	96.12%
Against	6,722	0.31%	0.60%
Abstain	36,550	3.27%	1.71%

NOTE 9 – SUBSEQUENT EVENT

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Additional Information (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies

At a Special Shareholder Meeting held on January 22, 2025, Fund shareholders of record as of the close of business on October 29, 2024 voted to approve the following proposal:

Proposal 1: Approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and Kovitz Investment Group Partners, LLC.

	Shares Voted	Percentage of Outstanding Shares	Percentage of Total Voted
For	1,073,267	50.28%	96.12%
Against	6,722	0.31%	0.60%
Abstain	36,550	3.27%	1.71%

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract Board Consideration of the Approval of the Interim Investment Advisory Agreement and Investment Advisory Agreement for the Fort Pitt Capital Total Return Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory agreement. At a meeting held on October 28, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve: (i) the interim investment advisory agreement (the “Interim Advisory Agreement”) between Kovitz Investment Group Partners, LLC (“Kovitz” or the “New Adviser”) and the Trust, on behalf of the Fort Pitt Capital Total Return Fund (the “Fund”) and (ii) the new investment advisory agreement (the “New Advisory Agreement”) between the New Adviser and the Trust, on behalf of the Fund. The Interim Advisory Agreement and the New Advisory Agreement are collectively referred to as the “Agreements.” The Trustees noted that the Fund’s current investment adviser, Fort Pitt Capital Group, LLC’s (“Fort Pitt Capital” or the “Current Adviser”) parent company, Focus Financial Partners, LLC (“Focus”), is negotiating an internal restructuring of Fort Pitt Capital that will result in the transfer of Fort Pitt Capital’s assets and liabilities on November 1, 2024 (the “Closing Date”) to Kovitz, another wholly-owned Focus subsidiary (the “Transaction”). The Board noted that approval of the Agreements is necessary due to the anticipated termination of the existing Investment Advisory Agreement between the Trust and Fort Pitt Capital, on behalf of the Fund, in connection with the Transaction.

19

Additional Information (Unaudited) (continued)

In connection with its consideration of the Agreements proposed for approval, the Board requested and reviewed responses from the Current Adviser and the New Adviser (together, the “Advisers”) to the Section 15(c) request posed to the Advisers on behalf of the Independent Trustees by Fund Counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information and data that had been provided prior to the Meeting, including the Agreements, the Advisers’ Forms ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Fund’s performance for periods ended June 30, 2024, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by Current Adviser during the course of the year, to evaluate the Agreements, as applicable, with respect to the Fund. The Board reviewed and discussed the Advisers’ Section 15(c) response and discussed various questions and information with representatives of the Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisers provided at the Meeting concerning the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Advisers. The Board, including separately the Independent Trustees, met in executive sessions at which no representatives of management were present to consider the approval of the Agreements with respect to the Fund. The Board also took into account information reviewed by it at its meeting held on March 21-22, 2024 (the “March 2024 Meeting”) that was relevant to its consideration of the Agreements, including certain performance, advisory fee and other expense information and discussions with the Fund’s portfolio manager, as well as such additional information it deemed relevant and appropriate in its judgment. The Board noted that the information received and considered by the Board was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved (i) the Interim Advisory Agreement to remain in effect from the date of the closing of the Transaction until the earlier of (a) 150 days from the date of the termination of the Current Advisory Agreement or (b) the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund; and (ii) the New Advisory Agreement for an initial two-year period from the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund.

In determining whether to approve the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements with respect to the Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by independent counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the Fund’s advisory arrangements at the March 2024 Meeting and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

20

Additional Information (Unaudited) (continued)

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services proposed to be provided to the Fund by the New Adviser. The Board considered, among other things, the terms of the Agreements and the range of services proposed to be performed by the New Adviser. The Board noted that the services to be provided include but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Board also considered the New Adviser’s reputation, organizational structure, resources and overall financial strength, including economic and other support provided by affiliates of the New Adviser, as applicable.

In addition, the Board considered the New Adviser’s professional personnel who will provide services to the Fund, including the New Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the compliance program and compliance records and regulatory history of the New Adviser. The Board noted the New Adviser’s support of the Fund’s compliance control structure, including the resources that are to be devoted by the New Adviser in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the New Adviser to address matters such as cybersecurity risks and to invest in business continuity planning. The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the New Adviser and procedures reasonably designed to ensure compliance with the federal securities laws.

The Board also considered the nature and extent of significant risks assumed by the New Adviser in connection with the services to be provided to the Fund, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk which, among other things, can increase cost of operations and introduce legal and administrative challenges with respect to management of the Fund.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the New Adviser, taken as a whole, are appropriate and consistent with the terms of the Agreements. In addition, the Board concluded that the Fund was likely to benefit from services to be provided under the Agreements.

With respect to the Interim Advisory Agreement, the Board also determined that the scope and quality of the services to be provided to the Fund under the Interim Advisory Agreement is at least equivalent to the scope and quality of services provided under the current Investment Advisory Agreement with Fort Pitt Capital.

Fund Performance

The Board reviewed the performance of the Fund for periods ended June 30, 2024 presented in the Board meeting materials. The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, including a comparison of the investment performance of the Fund to its benchmark index, as well as comparative fee information provided by Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of the Fund to a universe of peer funds.

21

Additional Information (Unaudited) (continued)

The Board received information at the March 2024 Meeting, including the Advisers’ discussion of the Fund’s performance and took into account factors contributing to the performance of the Fund relative to its benchmark and universe for the relevant period. The Board also took into account factors including general market conditions; the “style” in which the Fund is managed; issuer-specific information; and fund cash flows. The Board considered that the same portfolio manager would continue to be responsible for the day-to-day management of the Fund’s portfolio.

Based on these considerations, it was the consensus of the Board that it was reasonable to conclude that the New Adviser has the ability to manage the Fund successfully from a performance standpoint.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of the Fund that is being paid to the Current Adviser and the Fund’s total net expense ratio. The Board considered that the advisory fee for the Fund would not change under the proposed Agreements with the New Adviser.

The Board reviewed information contained in the Broadridge Report comparing the Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between the Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of the Fund’s advisory fees and total expense ratio.

The Board also took into account that the Current Adviser had contractually agreed to limit the annual expense ratio for the Fund to no more than 1.00%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also noted that the New Adviser would continue such Expense Cap for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation to be paid to the New Adviser under the Agreements was reasonable.

Profitability

The Board received and considered information concerning the Current Adviser’s costs of managing the Fund and the New Adviser’s estimated profitability with respect to its provision of services to the Fund. Based on its review, the Board determined that the potential profits that the New Adviser may receive from services to be provided to the Fund, if any, were not excessive.

Economies of Scale

The Board considered the potential for the New Adviser to experience economies of scale in the provision of advisory services to the Fund as the Fund grow. The Board also considered that the New Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In addition, the Board took into account management’s discussion of the Fund’s fee structure. The Board also considered that, if the Fund’s assets increase over time, the Fund may realize other economies of scale.

22

Additional Information (Unaudited) (continued)

The Board concluded that the New Adviser’s proposed arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the New Adviser may receive as a result of its relationship with the Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the New Adviser’s business as a result of its relationship with the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the New Adviser are unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees acting separately, concluded that the approval of the Agreements with respect to the Fund was in the best interest of the Fund and its shareholders.

23

FORT PITT CAPITAL TOTAL RETURN FUND

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

INVESTMENT ADVISER

Kovitz Investment Group, LLC

71 South Wacker Drive, Suite 1860

Chicago, IL 60606

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

CUSTODIAN

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Blank Rome LLP

1271 Avenue of the Americas

New York, New York 10020

This report has been prepared for shareholders and may be

distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the Fund’s website at fortpittcapitalfunds.com; by calling 1-866-688-8775; and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on

Fund’s website at fortpittcapitalfunds.com; and on the SEC’s website at www.sec.gov.

Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-866-688-8775.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NORTH SQUARE SELECT SMALL CAP FUND

(formerly, North Square Advisory Research Small Cap Value Fund)

NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND

NORTH SQUARE MCKEE BOND FUND

NORTH SQUARE STRATEGIC INCOME FUND

NORTH SQUARE SMALL CAP VALUE FUND

April 30, 2025

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	35
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	50
Additional Information	65

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Select Small Cap Fund

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 99.1%
	CONSUMER DISCRETIONARY — 22.8%
	AUTOMOTIVE — 5.8%
8,915	Miller Industries, Inc.	$363,821
23,025	Phinia, Inc.	924,454
		1,288,275
	HOME CONSTRUCTION — 1.5%
3,832	Skyline Champion Corp.(a)	331,468

	LEISURE FACILITIES & SERVICES — 7.2%
6,840	Monarch Casino & Resort, Inc.	534,820
36,957	OneSpaWorld Holdings Ltd.	617,181
3,190	Vail Resorts, Inc.	444,048
		1,596,049
	RETAIL - DISCRETIONARY — 1.9%
1,940	Asbury Automotive Group, Inc.(a)	423,192

	SPECIALTY RETAIL — 3.3%
21,185	Valvoline, Inc.(a)	725,798

	WHOLESALE - DISCRETIONARY — 3.2%
39,017	Openlane, Inc.(a)	722,205
	TOTAL CONSUMER DISCRETIONARY	5,086,987

	CONSUMER STAPLES — 4.1%
	WHOLESALE - CONSUMER STAPLES — 4.1%
11,322	Performance Food Group Co.(a)	913,233
	TOTAL CONSUMER STAPLES	913,233

	FINANCIALS — 19.0%
	BANKING — 16.9%
22,055	First Merchants Corp.	786,040
8,887	Nicolet Bankshares, Inc.(a)	1,038,090
7,788	SouthState Corp.	675,843
7,330	Stock Yards Bancorp, Inc.	533,551
15,596	Webster Financial Corp.	737,691
		3,771,215
	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
10,180	Jefferies Financial Group, Inc.	475,711
	TOTAL FINANCIALS	4,246,926

	HEALTH CARE — 2.9%
	HEALTH CARE FACILITIES & SERVICES — 2.9%
7,445	HealthEquity, Inc.(a)	638,185
	TOTAL HEALTH CARE	638,185

See accompanying Notes to Financial Statements.

North Square Select Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 25.2%
	COMMERCIAL SUPPORT SERVICES — 8.8%
24,305	Distribution Solutions Group, Inc.(a)	$632,902
156,468	Emerald Holding, Inc.(a)	614,919
24,644	Pursuit Attractions and Hospitality, Inc.(a)	721,822
		1,969,643
	ELECTRICAL EQUIPMENT — 5.4%
18,455	Bel Fuse, Inc., Class B	1,213,785

	ENGINEERING & CONSTRUCTION — 3.4%
9,440	Arcosa, Inc.	755,861

	MACHINERY — 4.6%
9,740	JBT Marel Corp.	1,025,232

	TRANSPORTATION EQUIPMENT — 3.0%
20,395	REV Group, Inc.	666,917
	TOTAL INDUSTRIALS	5,631,438

	MATERIALS — 8.8%
	CONSTRUCTION MATERIALS — 4.0%
3,900	Eagle Materials, Inc.	882,921

	CONTAINERS & PACKAGING — 4.9%
44,956	TriMas Corp.(a)	1,081,192
	TOTAL MATERIALS	1,964,113

	REAL ESTATE — 3.4%
	REAL ESTATE OWNERS & DEVELOPERS — 3.4%
31,261	Legacy Housing Corp.(a)	760,424
	TOTAL REAL ESTATE	760,424

	TECHNOLOGY — 13.0%
	SOFTWARE — 8.1%
17,705	Alkami Technology, Inc.(a)	472,546
1,990	Daily Journal Corp.(a)	754,171
25,227	nCino, Inc.(a)	585,266
		1,811,983
	TECHNOLOGY HARDWARE — 3.1%
79,535	Pitney Bowes, Inc.	690,364

See accompanying Notes to Financial Statements.

North Square Select Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	TECHNOLOGY SERVICES — 1.7%
9,555	Cass Information Systems, Inc.	$389,271
	TOTAL TECHNOLOGY	2,891,618
	TOTAL COMMON STOCKS (Cost $20,719,341)	22,132,924

	SHORT-TERM INVESTMENTS — 1.3%
289,455	First American Treasury Obligations Fund, Class X, 4.24%(b)	289,455
	TOTAL SHORT-TERM INVESTMENTS (Cost $289,455)	289,455

	TOTAL INVESTMENTS — 100.44% (Cost $21,008,796)	$22,422,379
	Liabilities in Excess of Other Assets — (0.44)%	(97,551)
	NET ASSETS — 100.00%	$22,324,828

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.7%
	Belgium — 1.9%
21,204	KBC Group N.V.	$1,956,811

	Bermuda — 4.9%
17,214	AXIS Capital Holdings Ltd.	1,658,052
9,620	Everest Re Group, Ltd.	3,451,945
		5,109,997
	Brazil — 0.6%
278,381	B3 SA - Brasil Bolsa Balcao	653,900

	Canada — 1.2%
10,895	Agnico Eagle Mines Ltd.	1,281,034

	Cayman Islands — 3.5%
94,116	Alibaba Group Holding Ltd.	1,405,143
76,610	Baidu, Inc., Class A(a)	844,772
771,352	Sands China Ltd.(a)	1,381,440
		3,631,355
	France — 12.9%
74,005	Bureau Veritas SA	2,351,088
9,598	Capgemini SE	1,533,610
16,125	Cia Generale de Establissements Michelin SCA	590,110
19,017	Danone	1,637,698
12,048	Pernod Ricard SA	1,307,028
24,217	Sanofi	2,651,333
37,401	SCOR SE	1,179,450
38,490	TotalEnergies SE	2,194,018
		13,444,335
	Germany — 10.0%
6,350	Adidas AG	1,462,290
12,003	Bayerische Motoren Werke AG	1,018,906
7,862	BioNTech SE - ADR(a)	818,827
35,991	Daimler Truck Holding AG	1,447,188
6,133	Deutsche Boerse AG	1,977,035
35,847	DHL Group	1,532,938
11,620	Henkel AG & Co. KGaA	903,230
5,253	Siemens AG	1,210,563
		10,370,977
	India — 2.0%
28,561	HDFC Bank Ltd. - ADR	2,076,099

	Ireland — 7.2%
124,221	Bank of Ireland Group PLC	1,459,742
8,672	CRH PLC	827,482
12,351	Kerry Group PLC, Class A	1,308,580

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Ireland (Continued)
24,610	Medtronic PLC	$2,085,944
5,884	Willis Towers Watson PLC	1,811,095
		7,492,843
	Israel — 0.9%
4,472	Check Point Software Technologies Ltd.(a)	981,872

	Japan — 14.1%
14,836	Daito Trust Construction Co., Ltd.	1,652,490
138,096	Kubota Corp.	1,605,403
60,928	MinebeaMitsumi, Inc.	893,337
60,341	Murata Manufacturing Co. Ltd.	860,013
3,611	SMC Corp.	1,169,158
36,410	Sompo Holdings, Inc.	1,193,697
94,976	Sony Group Corp.	2,506,784
84,040	Sumitomo Mitsui Trust Holdings, Inc.	2,079,916
183,073	Suzuki Motor Corp.	2,194,806
70,977	Yamaha Motor Co. Ltd.	557,669
		14,713,273
	Korea (Republic Of) — 4.9%
29,356	Hana Financial Group, Inc.	1,329,652
35,041	KB Financial Group, Inc.	2,211,809
1,556	Samsung Electronics Co. Ltd. - ADR	1,515,138
		5,056,599
	Mexico — 4.0%
9,496	Fomento Economico Mexicano, SAB de CV - ADR	1,000,024
180,860	Grupo Financiero Banorte SAB de CV	1,550,814
497,615	Wal-Mart de Mexico SAB de CV	1,576,576
		4,127,414
	Netherlands — 6.0%
24,378	Akzo Nobel N.V.	1,540,366
4,656	Euronext N.V.	778,881
27,453	Heineken N.V.	2,459,492
56,487	Koninklijke Philips N.V.	1,434,816
		6,213,555
	Peru — 0.7%
3,524	Credicorp Ltd.	712,518

	Singapore — 0.5%
46,297	Singapore Exchange Ltd.	509,346

	Spain — 1.3%
117,073	Bankinter SA	1,364,904

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Sweden — 0.5%
25,556	Sandvik AB(a)	$527,634

	Switzerland — 7.9%
13,097	Chubb Ltd.	3,746,790
13,666	Nestle S.A.	1,454,679
2,096	Roche Holding AG	685,414
12,734	Sandoz Group AG	552,373
2,476	Zurich Insurance Group AG	1,756,282
		8,195,538
	United Kingdom — 10.8%
20,908	Admiral Group PLC	909,420
6,943	Aon PLC, Class A	2,463,306
37,199	BP PLC - ADR	1,021,485
43,025	Diageo PLC	1,208,266
119,089	GSK PLC	2,356,109
114,674	Haleon PLC	577,076
165,935	Informa PLC	1,621,151
16,826	Intertek Group PLC(a)	1,033,459
		11,190,273
	TOTAL COMMON STOCKS (Cost $85,833,919)	99,610,277

	PREFERRED STOCKS — 1.6%
	Brazil — 1.6%
258,435	Itau Unibanco Holdings SA	1,620,314
	TOTAL PREFERRED STOCKS (Cost $1,341,600)	1,620,314

	SHORT-TERM INVESTMENTS — 2.0%
2,117,176	First American Treasury Obligations Fund, Class X, 4.24%(b)	2,117,176
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,117,176)	2,117,176

	TOTAL INVESTMENTS — 99.3% (Cost $89,292,695)	$103,347,767
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%	770,233
	NET ASSETS — 100.0%	$104,118,000

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	ASSET BACKED SECURITIES — 2.8%
400,000	Aligned Data Centers Issuer LLC, 1.94%, 8/15/46(a)	$383,782
11,163	Ally Auto Receivables Trust 2022-2 A3, 4.76%, 5/17/27	11,175
785,000	Amur Equipment Finance Receivables X LLC, 2.20%, 1/20/28(a)	779,149
13,995	Carmax Auto Owner Trust 2022-4 A3, 5.34%, 8/15/27	14,043
34,550	CarMax Auto Owner Trust 2023-1 A3, 4.75%, 10/15/27	34,566
600,000	CarMax Auto Owner Trust 2024-4 A3, 4.60%, 10/15/29	605,268
250,000	Dell Equipment Finance Trust 2023-A3, 5.93%, 6/22/26(a)	252,033
5,000	Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/29	4,997
1,487	GM Financial Automobile Leasing Trust 2023-1 A3, 5.16%, 4/20/26	1,488
14,000	GM Financial Consumer Automobile Receivables 2024-2 A3, 5.10%, 3/16/29	14,152
278,000	Harley-Davidson Motorcycle Trust 2024-A, 5.37%, 3/15/29	281,750
520,000	NextGear Floorplan Master Owner Trust 2019-2a A2, 4.42%, 9/15/27(a)	522,998
61,494	NMEF Funding 2022-B, LLC, 6.07%, 6/01/49(a)	61,638
1,050,000	Toyota Auto Receivables 2024-C Owner Trust, 4.88%, 1/18/28(a)	1,061,759
526,244	Tricon Residential 2022-SFR2 Trust, 3.86%, 4/19/39(a)	518,398
15,000	UBS Commercial Mortgage Trust 2018-C8 A4, 3.98%, 2/15/51	14,718
465,000	Verizon Master Trust, 5.67%, 11/20/26	476,141
34,740	World Omni Auto Receivables Trust 2023-B A3, 4.66%, 5/15/28	34,776
	TOTAL ASSET BACKED SECURITIES (Cost $5,065,499)	5,072,831

	CORPORATE BONDS — 30.5%
	COMMUNICATIONS — 1.9%
	CABLE & SATELLITE — 0.3%
812,000	Comcast Corp., 3.25%, 11/01/39	628,928

	ENTERTAINMENT CONTENT — 0.8%
765,000	Fox Corp., 6.50%, 10/13/33	814,102
769,000	Walt Disney Co. (The), 3.50%, 5/13/40	623,631
		1,437,733
	INTERNET MEDIA & SERVICES — 0.1%
218,000	Meta Platforms, Inc., 5.60%, 5/15/53	216,475

	TELECOMMUNICATIONS — 0.7%
108,000	AT&T, Inc., 4.35%, 3/01/29	107,865
199,000	AT&T, Inc., 5.40%, 2/15/34	203,281
1,227,000	Verizon Communications, Inc., 2.65%, 11/20/40	863,551
		1,174,697
	CONSUMER DISCRETIONARY — 2.5%
	AUTOMOTIVE — 2.5%
518,000	American Honda Finance Corp., 2.00%, 3/24/28	485,253
1,346,000	American Honda Finance Corp., 4.80%, 3/05/30	1,356,987
1,430,000	Ford Motor Co., Class B, 3.25%, 2/12/32	1,169,259
576,000	General Motors Financial Co., Inc., 5.55%, 7/15/29	580,517
156,000	General Motors Financial Co., Inc., 5.35%, 1/07/30	156,469

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	AUTOMOTIVE (Continued)
265,000	General Motors Financial Co., Inc., 5.63%, 4/04/32	$263,122
474,000	Toyota Motor Credit Corp, 5.35%, 1/09/36	485,821
		4,497,428
	LEISURE FACILITIES & SERVICES — 0.0%(b)
71,000	McDonald’s Corp., 3.60%, 7/01/30	68,416

	CONSUMER STAPLES — 2.1%
	BEVERAGES — 0.9%
426,000	Coca-Cola Co (The), 1.65%, 6/01/30	376,216
633,000	Keurig Dr Pepper, Inc., 5.20%, 3/15/31	648,216
472,000	PepsiCo, Inc., 5.00%, 2/07/35	476,925
		1,501,357
	RETAIL - CONSUMER STAPLES — 0.3%
614,000	Walmart, Inc., 4.90%, 4/28/35	622,191

	TOBACCO & CANNABIS — 0.9%
323,000	Altria Group Inc, 5.63%, 2/06/35	326,966
968,000	BAT Capital Corp., 5.35%, 8/15/32	974,048
292,000	Philip Morris International, Inc., 5.13%, 2/15/30	299,665
		1,600,679
	ENERGY — 2.7%
	OIL & GAS PRODUCERS — 2.7%
261,000	BP Capital Markets America Inc., 4.89%, 9/11/33	256,540
712,000	Chevron Corp., 4.82%, 4/15/32	719,695
258,000	ConocoPhillips Co., 5.00%, 1/15/35	254,069
831,000	ConocoPhillips Co., 5.30%, 5/15/53	752,449
285,000	Energy Transfer LP, 6.40%, 12/01/30	303,218
76,000	Enterprise Products Operating LLC, 4.80%, 2/01/49	64,508
1,314,000	Exxon Mobil Corp., 4.33%, 3/19/50	1,078,194
204,000	ONEOK Inc., 5.70%, 11/01/54	181,286
738,000	Phillips 66 Co., 5.25%, 6/15/31	752,522
560,000	TotalEnergies Capital SA, 5.49%, 4/05/54	529,619
		4,892,100
	FINANCIALS — 11.6%
	ASSET MANAGEMENT — 0.4%
356,000	Charles Schwab Corp. (The), 5.64%, 5/19/29 (SOFRRATE + 221bps)(c)	369,293
358,243	United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 7/15/36	357,871
		727,164
	BANKING — 7.0%
1,000,000	American Express National Bank, 4.05%, 4/10/28	998,980
1,594,000	Bank of America Corp., 1.66%, 3/11/27	1,555,479
301,000	Bank of Montreal, 4.64%, 9/10/30 (SOFRRATE + 125bps)(c)	301,595

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	BANKING (Continued)
417,000	Bank of Nova Scotia (The), 5.13%, 2/14/31 (SOFRRATE + 107bps)(c)	$423,672
592,000	Canadian Imperial Bank of Commerce, 5.26%, 4/08/29	607,734
676,000	Citigroup, Inc., 5.17%, 2/13/30 (SOFRRATE +136.40bps)(c)	686,111
358,000	Citigroup, Inc., 5.45%, 6/11/35	359,367
200,000	HSBC Holdings PLC, 4.58%, 6/19/29(c)	199,435
310,000	HSBC Holdings PLC, 5.13%, 3/03/31(c)	312,564
534,000	JPMorgan Chase & Co., 5.00%, 7/22/30(c)	541,911
813,000	JPMorgan Chase & Co., 5.14%, 1/24/31 (SOFRRATE + 90bps)(c)	830,532
500,000	Morgan Stanley Bank NA, 4.10%, 5/08/28	500,000
490,000	Morgan Stanley Private Bank NA, 4.10%, 5/08/28	490,000
180,000	PNC Financial Services Group Inc. (The), 6.88%, 10/20/34 (SOFRRATE + 2.284bps)(c)	197,938
1,016,000	Royal Bank of Canada, 4.65%, 10/18/30 (SOFRINDX + 108bps)(c)	1,014,503
353,000	Toronto-Dominion Bank (The), 4.86%, 1/31/28	357,997
226,000	Toronto-Dominion Bank (The), 5.52%, 7/17/28	234,356
234,000	Toronto-Dominion Bank (The), 4.99%, 4/05/29	238,819
369,000	U.S. Bancorp, 5.68%, 1/23/35 (SOFRRATE +186bps)(c)	376,123
462,000	Wells Fargo & Co., 6.30%, 10/23/29 (SOFRRATE + 179bps)(c)	487,695
480,000	Wells Fargo & Co., 5.61%, 4/23/36	487,593
1,415,000	Wells Fargo Bank NA, 4.25%, 3/11/27	1,419,355
		12,621,759
	INSTITUTIONAL FINANCIAL SERVICES — 3.4%
1,152,000	Bank of New York Mellon Corp. (The), Series J, 5.06%, 7/22/32	1,169,972
1,243,000	Goldman Sachs Bank USA, 4.30%, 3/11/27	1,247,277
381,000	Goldman Sachs Bank USA, 5.41%, 5/21/27 (SOFRRATE + 75bps)(c)	384,631
1,340,000	Goldman Sachs Group, Inc. (The), 1.43%, 3/09/27	1,304,437
1,508,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32(c)	1,285,775
916,000	Morgan Stanley, 1.59%, 5/04/27(c)	889,549
		6,281,641
	SPECIALTY FINANCE — 0.8%
422,000	American Express Co., 5.28%, 7/26/35 (SOFRRATE +142bps)(c)	420,926
314,000	Capital One Financial Corp., 1.88%, 11/02/27	301,205
359,000	Capital One Financial Corp., 6.21%, 6/08/29	374,176
361,000	Capital One Financial Corp., 5.46%, 7/26/30 (SOFRRATE + 156bps)(c)	367,003
		1,463,310
	HEALTH CARE — 0.9%
	BIOTECH & PHARMA — 0.2%
420,000	Eli Lilly & Co., 5.00%, 2/09/54	390,437

	HEALTH CARE FACILITIES & SERVICES — 0.7%
226,000	Cigna Group (The), 5.00%, 5/15/29	230,556
229,000	UnitedHealth Group, Inc., 5.30%, 2/15/30	237,799
527,000	UnitedHealth Group, Inc., 4.50%, 4/15/33	510,087

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
	HEALTH CARE FACILITIES & SERVICES (Continued)
198,000	UnitedHealth Group, Inc., 5.38%, 4/15/54	$183,873
		1,162,315
	INDUSTRIALS — 2.8%
	AEROSPACE & DEFENSE — 0.5%
324,000	Boeing Co. (The), 5.15%, 5/01/30	327,218
446,000	Lockheed Martin Corp., 4.70%, 5/15/46	394,770
197,000	Northrop Grumman Corp., 3.25%, 1/15/28	191,729
		913,717
	COMMERCIAL SUPPORT SERVICES — 0.1%
198,000	Waste Management, Inc., 4.95%, 3/15/35	197,253

	DIVERSIFIED INDUSTRIALS — 0.8%
615,000	3M Co., 5.15%, 3/15/35	611,524
1,003,000	Honeywell International, Inc., 4.75%, 2/01/32	1,003,857
		1,615,381
	ELECTRICAL EQUIPMENT — 0.2%
299,000	Johnson Controls International PLC, 5.50%, 4/19/29	309,623

	MACHINERY — 0.3%
478,000	John Deere Capital Corp., 5.10%, 4/11/34	484,679

	TRANSPORTATION & LOGISTICS — 0.9%
487,147	BNSF Railway Co. 2015-1 Pass Through Trust, 3.44%, 6/16/28(a)	470,391
1,097,000	Burlington Northern Santa Fe LLC, 4.55%, 9/01/44	963,210
4,000	Canadian Pacific Railway Co., 2.05%, 3/05/30	3,573
10,099	Union Pacific Railroad Co. 2005 Pass Through Trust, 5.08%, 1/02/29	10,193
164,001	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.23%, 5/14/26	161,926
		1,609,293
	MATERIALS — 0.1%
	CHEMICALS — 0.1%
92,000	Dow Chemical Co. (The), 5.35%, 3/15/35	89,473

	REAL ESTATE — 0.2%
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
449,000	American Tower Corp., 3.80%, 8/15/29	434,288

	TECHNOLOGY — 2.0%
	SEMICONDUCTORS — 0.4%
303,000	Broadcom, Inc., 4.35%, 2/15/30	299,437
147,000	Intel Corp., 5.70%, 2/10/53	131,068
161,000	Micron Technology, Inc., 6.05%, 11/01/35	163,315
		593,820

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
	SOFTWARE — 0.7%
347,000	Oracle Corp., 2.30%, 3/25/28	$328,268
276,000	Oracle Corp., 5.25%, 2/03/32	279,949
723,000	Oracle Corp., 3.60%, 4/01/40	563,964
		1,172,181
	TECHNOLOGY HARDWARE — 0.5%
632,000	Apple, Inc., 2.95%, 9/11/49	422,910
413,000	Cisco Systems, Inc., 4.95%, 2/26/31	425,108
256,000	Dell International LLC / EMC Corp., 5.50%, 4/01/35	251,474
		1,099,492
	TECHNOLOGY SERVICES — 0.4%
700,000	International Business Machines Corp., 4.15%, 5/15/39	607,733
250,000	International Business Machines Corp., 1.70%, 10/01/52	238,111
		845,844
	UTILITIES — 3.7%
	ELECTRIC UTILITIES — 3.7%
494,000	Alabama Power Co., 3.45%, 10/01/49	345,896
129,000	Berkshire Hathaway Energy Co., 3.70%, 7/15/30	124,771
103,000	Consolidated Edison Company of New York, Inc., 5.70%, 5/15/54	101,272
723,000	Dominion Energy, Inc., 5.45%, 3/15/35	719,870
1,695,000	Duke Energy Carolinas LLC, 5.30%, 2/15/40	1,671,329
342,000	Entergy Corp., 1.90%, 6/15/28	318,188
313,000	Florida Power & Light Co, 5.30%, 6/15/34	321,218
472,000	Florida Power & Light Co., 5.30%, 4/01/53	450,428
1,661,000	MidAmerican Energy Co., 4.25%, 7/15/49	1,335,586
136,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	121,118
338,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	328,053
862,000	Virginia Electric and Power Co., 5.45%, 4/01/53	806,567
		6,644,296
	TOTAL CORPORATE BONDS (Cost $55,449,069)	55,295,970

	MORTGAGE-BACKED SECURITIES — 44.9%
10,000	BBCMS Mortgage Trust 2017-C1 A4, Series C1, 3.67%, 2/15/50	9,798
86,434	BBCMS Mortgage Trust 2022-C14, 1.73%, 2/18/55	83,996
49,919	Ellington Financial Mortgage Trust 2020-01, 2.01%, 5/25/65(a)	49,304
599,967	EQUS 2021-EQAZ Mortgage Trust, 5.34%, 10/15/36 (1MO SOFR + 75.48bps)(a)(c)	597,253
268,319	Fannie Mae Pool, 4.00%, 5/15/27	253,237
17,483	Fannie Mae Pool, 5.00%, 11/01/29	17,713
53,851	Fannie Mae Pool, 4.50%, 5/01/31	54,415
25,183	Fannie Mae Pool, 4.50%, 1/01/32	25,300
191,377	Fannie Mae Pool, 3.00%, 5/01/33	183,710
49,871	Fannie Mae Pool, 4.50%, 5/01/34	50,220
65,140	Fannie Mae Pool, 4.00%, 6/01/34	64,723

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
3,733	Fannie Mae Pool, 3.50%, 5/01/35	$3,622
19,787	Fannie Mae Pool, 1.50%, 10/01/36	17,556
17,444	Fannie Mae Pool, 2.50%, 4/01/37	16,187
89,015	Fannie Mae Pool, 3.50%, 10/13/37	82,278
75,116	Fannie Mae Pool, 3.50%, 12/01/37	73,487
73,254	Fannie Mae Pool, 4.00%, 6/01/38	72,949
6,413	Fannie Mae Pool, 4.00%, 3/01/39	6,218
266,763	Fannie Mae Pool, 3.00%, 1/01/40	249,392
45,740	Fannie Mae Pool, 4.50%, 7/01/40	44,881
2,893	Fannie Mae Pool, 4.00%, 9/01/40	2,797
58,327	Fannie Mae Pool, 4.00%, 9/01/40	56,498
173,750	Fannie Mae Pool, 2.50%, 10/01/40	156,580
249,062	Fannie Mae Pool, 3.00%, 10/01/40	231,915
223,564	Fannie Mae Pool, 2.00%, 11/01/40	193,249
160,414	Fannie Mae Pool, 2.00%, 1/01/41	138,410
4,528	Fannie Mae Pool, 4.00%, 1/01/41	4,376
41,128	Fannie Mae Pool, 4.00%, 1/01/41	39,745
21,917	Fannie Mae Pool, 4.00%, 1/01/41	21,180
340,547	Fannie Mae Pool, 2.50%, 2/01/41	301,310
310,361	Fannie Mae Pool, 1.50%, 3/01/41	257,772
192,598	Fannie Mae Pool, 2.50%, 3/01/41	170,406
7,698	Fannie Mae Pool, 3.00%, 5/01/41	7,022
17,702	Fannie Mae Pool, 2.00%, 7/01/41	15,215
401,504	Fannie Mae Pool, 2.50%, 9/01/41	354,409
451,232	Fannie Mae Pool, 2.50%, 10/01/41	399,699
8,180	Fannie Mae Pool, 4.00%, 10/01/41	7,905
251,963	Fannie Mae Pool, 2.50%, 11/01/41	222,340
966,081	Fannie Mae Pool, 2.00%, 8/01/42	828,399
16,140	Fannie Mae Pool, 3.00%, 9/01/42	14,731
293,357	Fannie Mae Pool, 3.50%, 9/01/42	273,468
162,845	Fannie Mae Pool, 3.50%, 1/01/44	151,701
7,755	Fannie Mae Pool, 4.00%, 3/01/45	7,387
27,269	Fannie Mae Pool, 3.50%, 12/01/45	25,197
78,704	Fannie Mae Pool, 3.00%, 4/01/46	70,080
153,560	Fannie Mae Pool, 2.50%, 5/01/46	130,047
75,664	Fannie Mae Pool, 3.50%, 6/01/46	69,843
2,499	Fannie Mae Pool, 4.00%, 7/01/46	2,368
61,716	Fannie Mae Pool, 3.00%, 10/01/46	54,854
52,032	Fannie Mae Pool, 4.00%, 10/01/46	50,167
64,089	Fannie Mae Pool, 3.00%, 11/01/46	58,162
19,045	Fannie Mae Pool, 3.00%, 11/01/46	16,927
187,645	Fannie Mae Pool, 5.00%, 11/01/46	189,315
149,706	Fannie Mae Pool, 3.00%, 2/01/47	132,930
2,876	Fannie Mae Pool, 4.50%, 3/01/47	2,788

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
879,860	Fannie Mae Pool, 4.50%, 4/01/47	$875,700
3,834	Fannie Mae Pool, 3.50%, 5/01/47	3,519
5,673	Fannie Mae Pool, 3.50%, 5/01/47	5,247
249,043	Fannie Mae Pool, 2.50%, 12/01/47	213,192
40,113	Fannie Mae Pool, 3.50%, 3/01/48	36,767
163,835	Fannie Mae Pool, 2.50%, 4/01/48	140,090
91,604	Fannie Mae Pool, 3.00%, 4/01/48	81,119
233,491	Fannie Mae Pool, 3.50%, 8/01/48	213,502
92,239	Fannie Mae Pool, 3.50%, 11/01/48	84,498
6,619	Fannie Mae Pool, 4.50%, 11/01/48	6,443
109,097	Fannie Mae Pool, 3.00%, 12/01/48	96,848
14,290	Fannie Mae Pool, 3.50%, 2/01/49	13,069
18,729	Fannie Mae Pool, 3.50%, 6/01/49	17,203
18,751	Fannie Mae Pool, 2.50%, 7/01/49	16,003
407,542	Fannie Mae Pool, 3.50%, 9/01/49	364,403
79,385	Fannie Mae Pool, 3.00%, 12/01/49	69,870
17,451	Fannie Mae Pool, 3.00%, 2/01/50	15,491
17,719	Fannie Mae Pool, 3.00%, 2/01/50	15,607
241,793	Fannie Mae Pool, 2.50%, 5/01/50	197,837
38,890	Fannie Mae Pool, 2.50%, 6/01/50	32,703
1,142,238	Fannie Mae Pool, 2.50%, 6/01/50	963,152
18,709	Fannie Mae Pool, 3.00%, 6/01/50	16,399
218,208	Fannie Mae Pool, 5.00%, 6/01/50	217,374
121,771	Fannie Mae Pool, 2.50%, 10/01/50	102,872
17,311	Fannie Mae Pool, 2.00%, 1/01/51	13,909
1,360,940	Fannie Mae Pool, 4.50%, 1/01/51	1,321,078
367,616	Fannie Mae Pool, 2.50%, 2/01/51	308,392
324,994	Fannie Mae Pool, 2.50%, 2/01/51	274,421
263,580	Fannie Mae Pool, 2.00%, 3/01/51	213,019
21,301	Fannie Mae Pool, 2.50%, 3/01/51	17,798
25,037	Fannie Mae Pool, 2.00%, 5/01/51	20,009
24,096	Fannie Mae Pool, 2.50%, 5/01/51	20,138
646,621	Fannie Mae Pool, 2.50%, 6/01/51	543,288
352,688	Fannie Mae Pool, 2.50%, 6/01/51	296,389
1,141,584	Fannie Mae Pool, 2.50%, 7/01/51	962,802
673,557	Fannie Mae Pool, 2.50%, 8/01/51	567,916
26,250	Fannie Mae Pool, 2.50%, 10/01/51	21,908
242,049	Fannie Mae Pool, 2.50%, 10/01/51	201,971
27,755	Fannie Mae Pool, 3.00%, 11/01/51	24,263
25,542	Fannie Mae Pool, 3.00%, 12/01/51	22,195
246,910	Fannie Mae Pool, 2.00%, 1/01/52	198,810
244,626	Fannie Mae Pool, 3.00%, 1/01/52	212,588
284,396	Fannie Mae Pool, 3.50%, 1/01/52	257,616
432,469	Fannie Mae Pool, 2.00%, 2/01/52	352,588

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
528,578	Fannie Mae Pool, 2.00%, 2/01/52	$424,748
351,399	Fannie Mae Pool, 3.00%, 2/01/52	307,763
314,934	Fannie Mae Pool, 3.50%, 2/01/52	283,776
39,396	Fannie Mae Pool, 2.00%, 3/01/52	31,739
23,377	Fannie Mae Pool, 5.00%, 9/01/52	22,942
414,675	Fannie Mae Pool, 5.00%, 11/01/52	408,150
2,510,725	Fannie Mae Pool, 5.00%, 12/01/52	2,469,437
286,479	Fannie Mae Pool, 6.50%, 1/01/53	297,679
581,445	Fannie Mae Pool, 4.50%, 4/01/53	556,150
546,795	Fannie Mae Pool, 4.00%, 7/01/53	512,946
375,513	Fannie Mae Pool, 6.00%, 9/01/53	385,382
493,935	Fannie Mae Pool, 5.50%, 3/01/54	496,168
27,289	Fannie Mae Pool, 5.50%, 8/01/54	27,369
370,668	Fannie Mae Pool, 4.50%, 11/01/54	356,551
1,405,184	Fannie Mae Pool, 6.00%, 3/01/55	1,432,734
56,436	Fannie Mae Pool, 4.50%, 4/01/56	54,463
145,567	Fannie Mae Pool, 4.00%, 7/01/56	136,198
294,819	Fannie Mae Pool, 4.50%, 8/01/56	284,512
395,574	Fannie Mae Pool, 5.50%, 9/01/56	408,568
7,447	Fannie Mae REMICS, Series 145, 1.25%, 1/25/28	7,213
1,998	Fannie Mae REMICS, Series 34, 5.50%, 1/25/32	2,006
67,762	Fannie Mae REMICS, 4.00%, 4/25/33	67,578
2,493	Fannie Mae REMICS, 5.00%, 8/25/35	2,540
228,000	Fannie Mae REMICS, 3.50%, 10/25/37	223,177
28,573	Fannie Mae REMICS, 2.00%, 12/25/41	26,662
96,644	Fannie Mae REMICS, 3.50%, 2/25/43	92,052
272,646	Fannie Mae REMICS, 3.00%, 6/25/43	268,268
618	Fannie Mae REMICS, 3.50%, 8/25/43	616
465,116	Fannie Mae REMICS, Series 9, 5.50%, 6/25/44	470,755
88,783	Fannie Mae REMICS, 2.00%, 10/25/44	81,213
976,072	Fannie Mae REMICS, Series W1, 6.00%, 10/25/44	1,019,349
44,595	Fannie Mae REMICS, 3.00%, 4/25/45	42,576
65,333	Fannie Mae REMICS, 3.50%, 9/25/48	62,993
40,146	Fannie Mae REMICS, Series 75, 5.50%, 1/25/49	41,079
5,043	Fannie Mae REMICS, Series 39, 3.00%, 2/25/49	4,670
53,365	Fannie Mae REMICS, 3.00%, 7/25/49	47,652
156,801	Fannie Mae REMICS, 2.00%, 3/25/50	131,472
530,944	Fannie Mae REMICS, Series 48, 2.00%, 7/25/50	447,088
9,484	Fannie Mae REMICS, Series 3, 1.00%, 2/25/51	7,231
389,606	Fannie Mae REMICS, Series 11, 5.00%, 2/25/51	390,295
469,991	Fannie Mae REMICS, 5.00%, 7/25/51	473,997
357,708	Fannie Mae REMICS, 5.00%, 1/25/53	356,272
130,906	Fannie Mae REMICS, 3.50%, 6/25/53	126,997
9,954	Fannie Mae Trust 2003-W8, 4.82%, 5/25/42 (1MO SOFR + 35bps)(c)	9,927

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
810,000	Federal Farm Credit Banks Funding Corp., 4.70%, 3/05/29	$812,457
833,000	Federal Farm Credit Banks Funding Corp., 4.97%, 1/15/30	834,176
851,000	Federal Farm Credit Banks Funding Corp., 1.79%, 7/21/31	742,133
852,000	Federal Farm Credit Banks Funding Corp., 4.94%, 3/03/33	862,121
1,906,000	Federal Farm Credit Banks Funding Corp., 5.09%, 3/11/33	1,908,975
1,658,000	Federal Farm Credit Banks Funding Corp., 5.11%, 3/25/33	1,661,473
500,000	Federal Farm Credit Banks Funding Corp., 4.72%, 4/14/33	503,773
309,000	Federal Farm Credit Banks Funding Corp., 5.25%, 3/03/34	309,838
850,000	Federal Home Loan Banks, 4.84%, 3/06/30	848,757
1,750,000	Federal Home Loan Banks, 4.54%, 4/17/30	1,750,972
805,000	Federal Home Loan Banks, 5.19%, 2/25/32	806,841
1,760,000	Federal Home Loan Banks, 5.38%, 4/09/35	1,762,906
2,450,000	Federal National Mortgage Association, 1.60%, 8/24/35	1,833,313
2,534,000	Federal National Mortgage Association, 1.63%, 9/14/35	1,910,331
40,263	Freddie Mac Gold Pool, 4.50%, 5/01/31	40,674
11,156	Freddie Mac Gold Pool, 4.50%, 6/01/31	11,276
28,675	Freddie Mac Gold Pool, 3.50%, 6/01/33	28,125
17,772	Freddie Mac Gold Pool, 4.00%, 1/01/41	17,196
33,938	Freddie Mac Gold Pool, 3.00%, 11/01/42	31,003
68,798	Freddie Mac Gold Pool, 3.50%, 12/01/42	64,550
5,399	Freddie Mac Gold Pool, 3.00%, 11/01/46	4,789
211,297	Freddie Mac Gold Pool, 3.00%, 12/01/46	188,121
1,521,187	Freddie Mac Gold Pool, 3.00%, 12/01/46	1,350,209
116,726	Freddie Mac Gold Pool, 3.00%, 1/01/47	103,778
479,865	Freddie Mac Pool, 2.50%, 3/15/28	406,221
247,545	Freddie Mac Pool, 3.50%, 6/15/29	225,445
250,590	Freddie Mac Pool, 3.00%, 7/01/38	237,924
348,402	Freddie Mac Pool, 3.00%, 9/01/39	324,901
690,096	Freddie Mac Pool, 2.00%, 1/01/41	595,378
139,367	Freddie Mac Pool, 2.50%, 4/01/42	122,943
247,557	Freddie Mac Pool, 3.00%, 5/01/42	223,707
734,213	Freddie Mac Pool, 5.50%, 5/01/43	744,177
27,036	Freddie Mac Pool, 3.50%, 7/01/47	25,271
31,404	Freddie Mac Pool, 3.50%, 1/01/48	28,794
3,643	Freddie Mac Pool, 3.50%, 8/01/49	3,321
22,024	Freddie Mac Pool, 3.00%, 2/01/50	19,779
7,267	Freddie Mac Pool, 2.50%, 5/01/50	5,926
122,144	Freddie Mac Pool, 2.00%, 8/01/50	98,655
214,766	Freddie Mac Pool, 2.50%, 11/01/50	180,132
185,937	Freddie Mac Pool, 2.50%, 12/01/50	156,798
290,055	Freddie Mac Pool, 2.00%, 2/01/51	232,250
626,278	Freddie Mac Pool, 2.50%, 3/01/51	528,395
242,357	Freddie Mac Pool, 2.00%, 5/01/51	197,281
749,490	Freddie Mac Pool, 2.50%, 5/01/51	622,959

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
33,147	Freddie Mac Pool, 2.50%, 5/01/51	$28,026
24,238	Freddie Mac Pool, 2.50%, 6/01/51	20,254
42,095	Freddie Mac Pool, 3.50%, 7/01/51	38,345
429,162	Freddie Mac Pool, 2.50%, 9/01/51	361,575
912,715	Freddie Mac Pool, 3.50%, 9/01/51	839,506
379,977	Freddie Mac Pool, 2.00%, 11/01/51	303,182
439,532	Freddie Mac Pool, 3.00%, 12/01/51	385,108
205,466	Freddie Mac Pool, 2.50%, 2/01/52	171,512
489,657	Freddie Mac Pool, 2.50%, 4/01/52	406,801
685,949	Freddie Mac Pool, 3.00%, 8/01/52	598,701
1,310,154	Freddie Mac Pool, 4.00%, 11/01/52	1,221,047
480,908	Freddie Mac Pool, 5.00%, 12/01/52	480,453
531,933	Freddie Mac Pool, 6.00%, 2/01/53	545,180
330,673	Freddie Mac Pool, 6.00%, 5/01/53	335,929
258,783	Freddie Mac Pool, 5.50%, 6/01/53	258,581
19,927	Freddie Mac Pool, 6.00%, 8/01/53	20,338
405,202	Freddie Mac Pool, 5.50%, 9/01/53	408,608
20,221	Freddie Mac Pool, 6.50%, 11/01/53	21,034
13,456	Freddie Mac Pool, 5.00%, 4/01/54	13,188
195,263	Freddie Mac Pool, 5.50%, 11/01/54	195,746
145	Freddie Mac REMICS, 4.50%, 9/15/25	145
29,300	Freddie Mac REMICS, 3.50%, 8/15/27	29,150
43,427	Freddie Mac REMICS, 3.00%, 8/15/40	43,028
10,409	Freddie Mac REMICS, 2.00%, 12/15/41	9,852
18,967	Freddie Mac REMICS, Series 5019, 2.00%, 6/25/42	18,019
31,046	Freddie Mac REMICS, 3.00%, 5/15/43	30,472
7,456	Freddie Mac REMICS, 3.00%, 11/15/43	7,378
99,428	Freddie Mac REMICS, 2.00%, 3/25/44	94,269
128,528	Freddie Mac REMICS, 3.00%, 8/15/44	125,049
244,337	Freddie Mac REMICS, 2.00%, 5/25/46	218,718
244,012	Freddie Mac REMICS, 3.00%, 6/25/48	226,417
584,661	Freddie Mac REMICS, Series 4948, 2.50%, 10/25/48	534,938
754,435	Freddie Mac REMICS, 1.50%, 2/25/49	610,607
105,576	Freddie Mac REMICS, 1.00%, 4/25/49	87,419
1,429,812	Freddie Mac REMICS, 5.50%, 9/25/49	1,457,432
47,095	Freddie Mac REMICS, 1.00%, 1/25/50	35,334
356,131	Freddie Mac REMICS, 1.00%, 9/25/50	278,205
18,015	Freddie Mac REMICS, Series 5056, 0.75%, 12/25/50	13,668
40,241	Freddie Mac REMICS, Series 5070, 2.00%, 1/25/51	33,070
545,701	Freddie Mac REMICS, 5.50%, 11/25/51	552,896
138,150	Freddie Mac REMICS, 3.25%, 4/15/53	134,976
27,505	Freddie Mac REMICS, 3.00%, 1/15/55	26,688
76,538	Freddie Mac Structured Pass-Through Certificates, 6.04%, 7/25/44 (12MTA + 140bps)(c)	73,598
12,157	Freddie Mac Structured Pass-Through Certificates, 5.84%, 10/25/44 (12MTA + 120bps)(c)	11,090

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
277,212	Ginnie Mae I Pool, 3.02%, 9/15/41	$238,680
250,224	Ginnie Mae I Pool, 3.00%, 8/15/45	224,497
26,099	Ginnie Mae II Pool, 3.50%, 4/20/27	25,908
9,496	Ginnie Mae II Pool, 3.50%, 7/20/27	9,405
422,726	Ginnie Mae II Pool, 3.50%, 12/20/34	408,914
1,991	Ginnie Mae II Pool, 5.00%, 6/20/48	1,980
44,211	Ginnie Mae II Pool, 5.00%, 7/20/48	44,083
374,293	Ginnie Mae II Pool, 3.50%, 1/20/50	342,654
226,553	Ginnie Mae II Pool, 2.50%, 12/20/50	191,088
1,110,856	Ginnie Mae II Pool, 2.00%, 2/20/51	885,240
2,624,972	Ginnie Mae II Pool, 2.00%, 3/20/51	2,104,168
793,664	Ginnie Mae II Pool, 2.00%, 4/20/51	630,500
438,049	Ginnie Mae II Pool, 2.50%, 9/20/51	367,456
753,549	Ginnie Mae II Pool, 3.00%, 3/20/52	660,839
998,235	Ginnie Mae II Pool, 3.50%, 3/20/52	909,624
388,658	Ginnie Mae II Pool, 4.00%, 7/20/52	357,112
322,549	Ginnie Mae II Pool, 5.50%, 9/01/53	324,385
475,871	Ginnie Mae II Pool, 6.00%, 9/20/53	484,874
400,000	GMF Floorplan Owner Revolving Trust, Series 2025-A, 4.64%, 3/15/30(a)	404,149
1	Government National Mortgage Association, 5.00%, 12/20/27	1
383,070	Government National Mortgage Association, 5.50%, 11/20/33	391,136
3,690	Government National Mortgage Association, Series 20, 5.50%, 8/20/35	3,816
908	Government National Mortgage Association, Series 34, 4.00%, 5/20/39	890
141,232	Government National Mortgage Association, 6.00%, 3/20/42	143,108
68,031	Government National Mortgage Association, 2.75%, 6/20/42	66,159
4,529	Government National Mortgage Association, 2.25%, 9/16/44	4,419
22,640	Government National Mortgage Association, Series 120, 6.00%, 11/20/44	23,100
530,894	Government National Mortgage Association, 2.00%, 3/20/45	486,245
5,841	Government National Mortgage Association, 2.50%, 10/20/45	5,746
146,484	Government National Mortgage Association, 2.50%, 9/20/46	141,448
18,437	Government National Mortgage Association, Series 213, 5.00%, 8/20/47	18,537
544,604	Government National Mortgage Association, Series 65, 5.50%, 2/20/48	549,228
326,437	Government National Mortgage Association, 2.00%, 3/20/50	275,723
115,898	Government National Mortgage Association, 1.00%, 8/20/50	88,861
138,447	Government National Mortgage Association, 1.25%, 5/20/51	108,068
1,478,036	Government National Mortgage Association, 1.75%, 9/20/51	1,282,481
861,983	Government National Mortgage Association, Series 189, 2.50%, 10/20/51	714,223
27,981	Government National Mortgage Association, Series 99, 3.50%, 1/20/52	27,216
15,879	Government National Mortgage Association, Series 43, 5.00%, 7/20/53	16,076
540,000	Government National Mortgage Association, Series 8, 5.00%, 1/20/54	537,287
376,335	Government National Mortgage Association 2024-020, 5.50%, 2/20/54	383,833
413,000	Morgan Stanley Capital I Trust 2016-UBS12, 3.60%, 12/17/49	402,622
337,000	Morgan Stanley Capital I Trust 2016-UBS9, 3.59%, 3/17/49	332,366
925,000	PSMC 2020-3 Trust, Series 3, 3.00%, 11/25/50(a)	747,880

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
430,000	RLGH Trust 2021-TROT, 5.24%, 4/15/36 (1MO SOFR + 80bps)(a)(c)	$428,101
67,193	Seasoned Credit Risk Transfer Trust, 2.00%, 11/25/60	58,631
334,000	UBS Commercial Mortgage Trust, 2.92%, 10/18/52	309,237
396,382	UMBS Freddie Mac Pool, 5.00%, 7/01/53	394,719
160,000	Wells Fargo Commercial Mortgage Trust 2016-C35, 2.93%, 7/17/48	156,530
351,000	Wells Fargo Commercial Mortgage Trust 2017-RB1, 3.64%, 3/15/50	338,469
64,118	Wells Fargo Commercial Mortgage Trust 2021-SAVE, 5.69%, 2/15/40 (1MO SOFR + 115bps)(a)(c)	64,108
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $83,371,519)	81,355,786

	NON U.S. GOVERNMENT & AGENCIES — 1.2%
	SUPRANATIONAL — 0.8%
1,000,000	International Bank for Reconstruction & Development, 4.70%, 11/8/34	999,996
620,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37	493,057
		1,493,053
	SOVEREIGN — 0.4%
766,000	Mexico Government International Bond, 7.38%, 5/13/55	761,312
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,244,704)	2,254,365

	U.S. GOVERNMENT & AGENCIES — 17.6%
	U.S. TREASURY BONDS — 11.4%
2,192,000	United States Treasury Bond, 4.25%, 2/15/54	2,033,080
1,996,000	United States Treasury Note, 3.75%, 12/31/28	2,003,563
1,784,000	United States Treasury Note/Bond, 4.13%, 11/15/27	1,807,032
1,572,000	United States Treasury Note/Bond, 4.13%, 2/29/32	1,590,913
4,565,000	United States Treasury Note/Bond, 4.75%, 2/15/45	4,597,454
5,770,000	United States Treasury Note/Bond, 3.13%, 5/15/48	4,425,883
4,196,000	United States Treasury Note/Bond, 4.50%, 11/15/54	4,070,120
		20,528,045
	U.S. TREASURY NOTES — 6.2%
2,863,000	United States Treasury Note, 4.63%, 2/15/35	2,970,586
1,369,000	United States Treasury Note/Bond, 3.88%, 3/31/27	1,375,471
1,795,000	United States Treasury Note/Bond, 4.25%, 2/15/28	1,826,553
1,855,000	United States Treasury Note/Bond, 3.50%, 9/30/29	1,841,087
1,786,000	United States Treasury Note/Bond, 4.00%, 3/31/30	1,808,464
1,435,000	United States Treasury Note/Bond, 4.13%, 3/31/32	1,452,265
		11,274,426
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $31,813,639)	31,802,471

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.4%
4,301,241	First American Treasury Obligations Fund, Class X, 4.24%(d)	$4,301,241
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,301,241)	4,301,241

	TOTAL INVESTMENTS — 99.40% (Cost $182,245,671)	$180,082,664
	Other Assets in Excess of Liabilities — 0.60%	1,093,932
	NET ASSETS — 100.00%	$181,176,596

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $6,340,943 or 3.40% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread
(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 4.8%
	MATERIALS — 4.8%
	METALS & MINING — 4.8%
25,871	Agnico Eagle Mines Ltd.	$3,041,912
108,628	Alamos Gold, Inc., Class A	3,098,070
214,985	Kinross Gold Corp.	3,173,179
906,740	New Gold, Inc.(a)	3,608,825
296,601	Orla Mining Ltd.(a)	3,262,611
251,499	Wesdome Gold Mines, Ltd.(a)	3,088,408
	TOTAL MATERIALS	19,273,005
	TOTAL COMMON STOCKS (Cost $16,401,840)	19,273,005

	EXCHANGE-TRADED FUNDS — 0.6%
100,000	North Square RCIM Tax-Advantaged Preferred & Income Securities ETF(b)	2,475,910
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,504,000)	2,475,910

Principal Amount ($)
	ASSET BACKED SECURITIES — 11.2%
909,026	Aegis Asset Backed Securities Trust 2005-2, 5.16%, 6/25/35 (1X(TSFR1M + 11.448 bps) + 72 bps)(c)	865,772
152,869	Ameriquest Mortgage Securities, Inc., 2004-R2, 5.09%, 4/25/34 (1X(TSFR1M + 11.448 bps) + 64.5 bps)(c)	151,680
1,814,670	BXP Trust 2017-CQHP, 5.22%, 11/15/34 ((TSFR1M + 4.70bps) + 85bps)(c)(d)	1,753,622
2,304,380	Citigroup Commercial Mortgage Trust 2014-GC23, 4.66%, 7/10/47(c)(d)	2,195,106
26,130,000	Citigroup Commercial Mortgage Trust 2015-101A, 1.25%, 1/14/43(d)	2,096,833
72,000,000	Citigroup Commercial Mortgage Trust 2020-555, 0.86%, 12/10/29(c)(d)	2,264,983
1,817,249	COMM 2010-C1 D Mortgage Trust, 5.79%, 7/10/46(c)(d)	1,773,140
3,062,491	COMM 2013-CCE11 Mortgage Trust, 4.46%, 8/10/50(c)(d)	2,919,617
350,000	COMM 2013-CCRE7 Mortgage Trust, 4.24%, 3/10/46(c)(d)	326,544
3,900,000	COMM 2015-CCRE23 Mortgage Trust, 4.45%, 5/10/48(d)	3,724,188
5,037,000	CyrusOne Data Centers Issuer I LLC, 4.50%, 5/20/29	4,874,093
542,834	FBR Securitization Trust, 5.15%, 11/26/35 (1X(TSFR1M + 11.448 bps) + 70.5 bps)(c)	534,960
2,680,000	HI-FI Music IP Issuer LP, 3.94%, 2/01/62(d)	2,602,699
138,226	HSI Asset Securitization Corporation Trust 2006-OPT3, 4.98%, 2/25/36 (1X(TSFR1M + 11.448 bps) + 54 bps)(c)	136,258
854,053	Impac CMB Trust Series 2005-4, 5.09%, 5/25/35 ((TSFR1M + 11.40bps) + 43bps)(c)	804,534
2,789,433	JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN, 3.91%, 5/05/30(d)	2,627,925
2,970,000	JPMorgan Chase Commercial Mortgage Securities Trust 2019-MFP, 6.53%, 7/15/36 ((TSFR1M + 4.70bps) + 216bps)(c)(d)	2,836,323
121,441	JPMorgan Mortgage Acquisition Trust 2006-CH1, 4.92%, 7/25/36 (1X(TSFR1M + 11.448 bps) + 48 bps)(c)	121,033
303,780	JPMorgan Mortgage Acquisition Trust 2007-CH3, 4.70%, 3/25/37 (1X(TSFR1M + 11.448 bps) + 26 bps)(c)	299,670
3,580,000	Kapitus Asset Securitization IV LLC 2024-1, 5.49%, 9/10/31	3,577,072
714,169	Long Beach Mortgage Loan Trust 2005-1, 5.72%, 2/25/35(c)	695,849

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	ASSET BACKED SECURITIES (Continued)
3,402,688	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.57%, 8/15/45(c)(d)	$3,338,207
2,268,335	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, 3.50%, 8/15/47(d)	2,211,196
551,676	Morgan Stanley Capital I Trust 2011-C2, 5.21%, 6/15/44(c)(d)	548,752
1,800,000	Morgan Stanley Capital I Trust 2014-150E, 3.91%, 9/09/32(d)	1,601,404
277,608	Renaissance Home Equity Loan Trust 2005-3, 5.14%, 11/25/35	277,246
	TOTAL ASSET BACKED SECURITIES (Cost $45,028,373)	45,158,706

	CORPORATE BONDS — 36.3%
	COMMUNICATIONS — 2.6%
	ENTERTAINMENT CONTENT — 0.8%
750,000	Fox Corp., 3.50%, 4/08/30	707,580
2,500,000	Paramount Global, 6.25%, 2/28/57(c)	2,310,550
		3,018,130
	INTERNET MEDIA & SERVICES — 0.2%
900,000	Netflix, Inc., 4.88%, 6/15/30(d)	919,328

	TELECOMMUNICATIONS — 1.6%
1,100,000	AT&T, Inc., 2.55%, 12/01/33	908,107
650,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	765,036
3,975,000	Rogers Communications, Inc., 7.13%, 4/15/55 (H15T5Y + 262bps)(c)	3,963,143
1,050,000	T-Mobile USA, Inc., 2.55%, 2/15/31	932,020
		6,568,306
	CONSUMER DISCRETIONARY — 1.7%
	APPAREL & TEXTILE PRODUCTS — 0.1%
650,000	Tapestry, Inc., 5.10%, 3/11/30	653,007

	AUTOMOTIVE — 0.6%
650,000	BorgWarner, Inc., 4.95%, 8/15/29	653,570
2,371,000	General Motors Financial Co., Inc., 5.75%, Perpetual(c)	2,212,730
		2,866,300
	LEISURE FACILITIES & SERVICES — 0.4%
650,000	Darden Restaurants, Inc., 6.30%, 10/10/33	690,698
700,000	Las Vegas Sands Corp., 5.90%, 6/01/27	709,248
		1,399,946
	LEISURE PRODUCTS — 0.2%
700,000	Mattel, Inc., 3.75%, 4/01/29(d)	660,054

	RETAIL - DISCRETIONARY — 0.4%
750,000	Dick’s Sporting Goods, Inc., 3.15%, 1/15/32	657,297
700,000	O’Reilly Automotive, Inc., Class B, 3.90%, 6/01/29	683,360
		1,340,657
	CONSUMER STAPLES — 1.3%
	BEVERAGES — 0.2%
675,000	Constellation Brands, Inc., 4.75%, 5/09/32	661,746

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
	FOOD — 0.2%
600,000	Ingredion, Inc., 6.63%, 4/15/37	$658,436

	HOUSEHOLD PRODUCTS — 0.4%
1,000,000	Church & Dwight Co, Inc., 2.30%, 12/15/31	862,633
1,000,000	Clorox Co. (The), 1.80%, 5/15/30	875,949
		1,738,582
	TOBACCO & CANNABIS — 0.3%
650,000	Imperial Brands Finance PLC, 5.50%, 2/01/30(d)	668,216
600,000	Reynolds American, Inc., 7.25%, 6/15/37	657,266
		1,325,482
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,000,000	Sysco Corp., 2.45%, 12/14/31	866,947

	ENERGY — 2.4%
	OIL & GAS PRODUCERS — 2.4%
550,000	ConocoPhillips Co., 5.00%, 1/15/35	541,620
550,000	Coterra Energy, Inc., 5.60%, 3/15/34	541,904
500,000	Devon Energy Corp., 7.95%, 4/15/32	555,905
550,000	Diamondback Energy, Inc., 6.25%, 3/15/33	574,654
2,000,000	Enbridge, Inc., 7.20%, 6/27/54 (H15T5Y + 297bps)(c)	1,992,875
3,000,000	Energy Transfer LP, 6.63%, Perpetual(c)	2,891,302
750,000	MPLX LP, 5.00%, 3/01/33	725,067
2,000,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 3/01/55 (H15T5Y + 366.70bps)(c)(d)	1,967,952
		9,791,279
	FINANCIALS — 15.8%
	ASSET MANAGEMENT — 2.6%
5,900,000	Charles Schwab Corp. (The), 5.38%, Perpetual(c)	5,895,203
1,000,000	UBS Group AG, 7.00%, 12/31/49 (USISSO05 + 307.70bps)(c)(d)	968,799
4,000,000	UBS Group AG, 4.38%, Perpetual(c)	3,435,358
		10,299,360
	BANKING — 8.9%
500,000	Bank of America Corp., 6.63%, 12/31/49(c)	501,480
1,900,000	Citigroup, Inc., 5.95%, 12/31/49(c)	1,899,364
2,750,000	Citigroup, Inc., 4.15%, Perpetual(c)	2,625,526
3,000,000	Citizens Financial Group, Inc., 5.65%, Perpetual(c)	2,984,930
3,226,000	Comerica, Inc., 5.63%, Perpetual(c)	3,207,002
1,800,000	Commerzbank AG, 4.25%, Perpetual (EUSA5 +438.70bps)(c)	1,944,579
4,343,000	Fifth Third Bancorp, 4.50%, 12/31/49(c)	4,296,723
4,385,000	ING Groep NV, 3.88%, Perpetual (H15T5Y + 286.20bps)(c)	3,962,191
2,700,000	KeyCorp, 5.00%, Perpetual(c)	2,616,349
1,650,000	Lloyds Banking Group PLC, 8.00%, Perpetual(c)	1,695,639
3,000,000	NatWest Group PLC, 4.60%, Perpetual(c)	2,493,737

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
	BANKING (Continued)
2,000,000	Svenska Handelsbanken AB, 4.75%, Perpetual(c)	$1,775,223
2,900,000	Truist Financial Corp., 4.95%, Perpetual(c)	2,885,846
3,000,000	Wells Fargo & Co., 5.88%, 12/31/49(c)	2,993,657
		35,882,246
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
3,000,000	CenterPoint Energy, Inc., 6.85%, 2/15/55 (H15T5Y + 294.60bps)(c)	3,003,079

	INSURANCE — 1.2%
5,000,000	MetLife, Inc., 3.85%, 3/15/26(c)	4,949,984

	SPECIALTY FINANCE — 2.4%
2,000,000	AerCap Ireland Capital DAC, 6.50%, 1/31/56(c)	1,947,186
3,000,000	Capital One Financial Corp., 3.95%, Perpetual(c)	2,856,959
4,750,000	Discover Financial Services, 6.13%, 12/31/49(c)	4,753,271
		9,557,416
	HEALTH CARE — 1.4%
	BIOTECH & PHARMA — 0.8%
850,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	754,069
900,000	Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	769,747
900,000	Royalty Pharma PLC, 2.15%, 9/02/31	758,298
1,050,000	Zoetis, Inc., Series 4006, Class IA, 2.00%, 5/15/30	932,833
		3,214,947
	HEALTH CARE FACILITIES & SERVICES — 0.2%
750,000	Cardinal Health, Inc., 5.45%, 2/15/34	758,141

	MEDICAL EQUIPMENT & DEVICES — 0.4%
1,100,000	Agilent Technologies, Inc., 2.30%, 3/12/31	961,409
800,000	Boston Scientific Corp., 2.65%, 6/01/30	735,795
		1,697,204
	INDUSTRIALS — 0.9%
	AEROSPACE & DEFENSE — 0.1%
700,000	Hexcel Corp., 4.20%, 2/15/27	690,078

	ELECTRICAL EQUIPMENT — 0.2%
850,000	Acuity Brands Lighting, Inc., 2.15%, 12/15/30	739,193

	MACHINERY — 0.2%
775,000	IDEX Corp., 3.00%, 5/01/30	710,153

	TRANSPORTATION & LOGISTICS — 0.4%
700,000	Delta Air Lines, Inc., 4.75%, 10/20/28(d)	695,929
700,000	Kirby Corp., 4.20%, 3/01/28	690,265
		1,386,194

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	MATERIALS — 0.9%
	CHEMICALS — 0.1%
550,000	CF Industries, Inc., 4.50%, 12/01/26(d)	$549,295

	CONSTRUCTION MATERIALS — 0.2%
850,000	Carlisle Cos., Inc., Class B, 2.20%, 3/01/32	704,713

	METALS & MINING — 0.4%
700,000	Kinross Gold Corp., 6.25%, 7/15/33	736,461
775,000	Rio Tinto Alcan, Inc., 6.13%, 12/15/33	832,799
		1,569,260
	STEEL — 0.2%
850,000	Reliance, Inc., 2.15%, 8/15/30	747,420

	TECHNOLOGY — 1.4%
	SEMICONDUCTORS — 0.2%
850,000	Broadcom, Inc., 3.42%, 4/15/33(d)	758,290

	SOFTWARE — 0.4%
750,000	Adobe, Inc., 4.95%, 1/17/30	773,917
800,000	Cadence Design Systems, Inc., 4.70%, 9/10/34	784,181
		1,558,098
	TECHNOLOGY HARDWARE — 0.4%
850,000	Motorola Solutions, Inc., 2.75%, 5/24/31	755,487
850,000	NetApp, Inc., 2.70%, 6/22/30	764,233
		1,519,720
	TECHNOLOGY SERVICES — 0.4%
900,000	CGI, Inc., 2.30%, 9/14/31	773,585
800,000	Gartner, Inc., 4.50%, 7/01/28(d)	789,231
		1,562,816
	UTILITIES — 7.9%
	ELECTRIC UTILITIES — 7.3%
2,000,000	American Electric Power Co., Inc., 6.95%, 12/15/54 (H15T5Y + 267.50bps)(c)	2,016,860
2,250,000	CMS Energy Corp., 4.75%, 6/01/50 (H15T5Y + 411.60bps)(c)	2,111,347
2,000,000	CMS Energy Corp., 6.50%, 6/01/55 (H15T5Y + 196.10bps)(c)	1,954,882
2,500,000	Dominion Energy, Inc., 6.63%, 5/15/55 (H15T5Y + 220.70 bps)(c)	2,464,223
2,500,000	Duke Energy Corp., 6.45%, 9/01/54 (H15T5Y + 258.80bps)(c)	2,511,505
2,500,000	Emera, Inc., 6.75%, 6/15/76(c)	2,509,634
2,000,000	Exelon Corp., 6.50%, 3/15/55 (H15T5Y + 197.50bps)(c)	1,989,919
2,500,000	NextEra Energy Capital Holdings, Inc., 6.50%, 8/15/55 (H15T5Y + 197.90bps)(c)	2,520,125
2,000,000	NiSource, Inc., 6.38%, 3/31/55 (H15T5Y + 252.70bps)(c)	1,956,204
2,000,000	NRG Energy, Inc., 10.25%, 12/31/49 (H15T5Y + 592bps)(c)(d)	2,192,983
4,000,000	Southern Co. (The), Series 74, 6.38%, 3/15/55(c)	4,084,836
3,040,000	Vistra Corp., 8.88%, 12/31/49 (H15T5Y + 504.50bps)(c)(d)	3,206,369
		29,518,887

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	GAS & WATER UTILITIES — 0.6%
2,500,000	AltaGas Ltd., 7.20%, 10/15/54 (H15T5Y + 357.30bps)(c)(d)	$2,447,791
	TOTAL CORPORATE BONDS (Cost $142,358,543)	146,292,485

	MORTGAGE-BACKED SECURITIES — 35.3%
3,000,000	BXHPP Trust 2021-FILM, 5.09%, 8/15/36(c)(d)	2,872,393
5,140,011	Fannie Mae Pool, 3.50%, 10/01/51	4,639,675
2,472,432	Fannie Mae Pool, 2.50%, 5/01/52	2,061,810
1,948,977	Fannie Mae Pool, 3.00%, 7/01/52	1,690,898
2,346,605	Fannie Mae Pool, 5.00%, 7/01/52	2,302,448
2,581,772	Fannie Mae Pool, 5.00%, 6/01/53	2,534,588
2,495,981	Fannie Mae Pool, 5.50%, 10/01/53	2,499,125
4,030,600	Fannie Mae Pool, 6.00%, 10/01/53	4,089,709
848,339	Fannie Mae Pool, 6.00%, 10/01/53	864,482
4,789,147	Fannie Mae Pool, 4.50%, 8/01/54	4,581,210
1,102,829	Fannie Mae Pool, 6.00%, 11/01/54	1,120,683
3,536,659	Fannie Mae Pool, 4.00%, 1/01/55	3,290,109
3,646,771	Fannie Mae-Aces, 1.38%, 8/25/28(c)	123,002
1,278,201	Fannie Mae-Aces, 0.75%, 9/25/28	1,212,521
2,739,861	Fannie Mae-Aces, 1.25%, 3/26/29(c)	101,344
131,781	Fannie Mae-Aces, 1.00%, 11/25/33	130,694
3,914,532	Freddie Mac 30 Year Pool, 3.50%, 9/01/52	3,528,318
12,044,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.18%, 1/25/32(c)	710,720
17,464,177	Freddie Mac Multifamily Structured Pass Through Certificates, 0.94%, 1/25/26(c)	50,692
37,006,186	Freddie Mac Multifamily Structured Pass Through Certificates, 1.49%, 1/25/27(c)	765,277
30,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, 0.47%, 3/25/27(c)	276,201
30,893,000	Freddie Mac Multifamily Structured Pass Through Certificates, 0.47%, 8/25/27(c)	311,676
554,239	Freddie Mac Multifamily Structured Pass Through Certificates, 1.68%, 12/25/27	528,034
120,584,367	Freddie Mac Multifamily Structured Pass Through Certificates, 0.09%, 9/25/28(c)	558,004
7,690,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.83%, 10/27/28(c)	359,174
15,695,757	Freddie Mac Multifamily Structured Pass Through Certificates, 2.02%, 4/27/29(c)	862,250
7,570,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.80%, 4/25/30(c)	585,871
7,249,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.85%, 4/25/30(c)	573,694
3,332,000	Freddie Mac Multifamily Structured Pass Through Certificates, 1.60%, 8/25/30(c)	245,011
3,455,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.73%, 10/25/30(c)	433,329
15,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG04, 2.63%, 11/25/30	1,811,513
49,208,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, 0.36%, 2/25/31	1,093,416
57,164,965	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG06, 0.53%, 10/25/31	1,586,294
125,870,000	Freddie Mac Multifamily Structured Pass Through Certificates, 0.00%, 5/25/33(c)	595,353
22,506,663	Freddie Mac Multifamily Structured Pass Through Certificates, Series Q002, 0.94%, 7/25/33(c)	829,762
1,835,000	Freddie Mac Multifamily Structured Pass Through Certificates, 3.18%, 4/25/48(c)	250,231
2,750,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.63%, 1/25/49(c)	325,257
1,715,000	Freddie Mac Multifamily Structured Pass Through Certificates, 2.62%, 2/25/49(c)	208,245

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	MORTGAGE-BACKED SECURITIES (Continued)
282,070,177	Freddie Mac Multifamily Structured Pass Through Certificates, 0.10%, 11/25/49(d)	$259,053
2,497,275	Freddie Mac Pool, 2.00%, 2/01/52	1,987,618
4,141,216	Freddie Mac Pool, 4.00%, 5/01/52	3,858,946
1,808,716	Freddie Mac Pool, 4.50%, 2/01/53	1,728,658
2,988,830	Freddie Mac Pool, 5.00%, 6/01/53	2,932,222
2,566,045	Freddie Mac Pool, 5.50%, 6/01/53	2,578,131
1,620,976	Freddie Mac Pool, 5.50%, 6/01/53	1,621,042
2,805,410	Freddie Mac Pool, 5.50%, 8/01/53	2,816,674
2,815,504	Freddie Mac Pool, 6.00%, 11/01/53	2,868,600
2,078,896	Freddie Mac Pool, 6.00%, 12/01/53	2,130,340
5,267,398	Freddie Mac Pool, 6.50%, 12/01/53	5,456,606
3,925,930	Freddie Mac Pool, 5.50%, 9/01/54	3,924,935
1,957,475	Freddie Mac Pool, 5.00%, 11/01/54	1,919,843
2,949,673	Freddie Mac Pool, 5.00%, 11/01/54	2,886,572
3,950,014	Freddie Mac Pool, 5.00%, 12/01/54	3,871,952
2,082,806	Freddie Mac Pool, 6.00%, 12/01/54	2,118,346
1,995,811	Freddie Mac Pool, 5.50%, 3/01/55	1,998,691
1,771,910	Ginnie Mae II Pool, 3.00%, 8/20/52	1,567,846
2,396,483	Ginnie Mae II Pool, 3.00%, 9/20/52	2,120,682
5,683,918	Ginnie Mae II Pool, 2.50%, 2/20/53	4,880,452
4,821,200	Ginnie Mae II Pool, 3.50%, 2/20/53	4,404,014
3,234,754	Ginnie Mae II Pool, 2.50%, 3/20/53	2,757,282
2,198,261	Government National Mortgage Association, 2.00%, 7/20/52	1,791,661
2,064,781	Government National Mortgage Association, 2.50%, 4/20/53	1,760,005
1,287,128	Government National Mortgage Association, 0.77%, 12/16/56(c)	61,593
19,690,718	Government National Mortgage Association, 1.27%, 9/16/60(c)	1,804,615
36,542,866	Government National Mortgage Association, 1.08%, 11/16/60(c)	3,188,058
48,551,698	Government National Mortgage Association, Series 179, 1.01%, 9/16/62	3,500,228
11,177,990	Government National Mortgage Association, 0.97%, 5/16/63(c)	792,228
7,040,703	Government National Mortgage Association, 0.99%, 5/16/63(c)	525,857
43,074,580	Government National Mortgage Association, 0.99%, 5/16/63(c)	3,222,534
14,250,693	Government National Mortgage Association, Series 178, 0.68%, 7/16/66	938,528
58,466,736	Government National Mortgage Association, Series 53, 0.55%, 10/16/66	3,275,891
1,500,000	Independence Plaza Trust 2018-INDP, 4.16%, 7/12/35(d)	1,474,365
2,278,922	UMBS Fannie Mae Pool, 5.00%, 3/01/53	2,244,983
3,723,457	UMBS Fannie Mae Pool, 4.50%, 7/01/53	3,570,132
2,853,976	UMBS Freddie Mac Pool, 5.50%, 5/01/54	2,875,869
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $141,349,563)	142,318,065

	NON U.S. GOVERNMENT & AGENCIES — 0.8%
	NON U.S. TREASURY — 0.8%
65,000,000	Mexican Bonos, 5.50%, 3/4/27	3,161,349
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $3,031,116)	3,161,349

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Principal Amount ($)		Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.3%
	U.S. TREASURY BONDS — 0.7%
2,885,000	United States Treasury Note/Bond, 4.13%, 11/15/27	$2,922,246

	U.S. TREASURY NOTES — 0.6%
2,235,000	United States Treasury Note/Bond, 4.25%, 1/31/30	2,287,470
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,086,152)	5,209,716

Shares	Description	Contracts	Expiration Date	Exercise Price	Notional Value	Fair Value
	PURCHASED CALL OPTIONS — 0.30%
	E-mini S&P 500 Index	400	6/20/2025	$5,800.00	$111,740,000	1,355,000
	TOTAL PURCHASED CALL OPTIONS (Cost $1,066,175)					1,355,000

	SHORT-TERM INVESTMENTS — 6.0%
24,328,910	First American Treasury Obligations Fund, Class X, 4.24%(e)					24,328,910
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,328,910)					24,328,910

	TOTAL INVESTMENTS — 96.60% (Cost $381,154,672)					$389,573,146
	Other Assets in Excess of Liabilities — 3.40%					13,738,597
	NET ASSETS — 100.00%					$403,311,743

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 10.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $53,250,587 or 13.40% of net assets.
(e)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ETF - Exchange-Traded Funds

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF FUTURES CONTRACTS

April 30, 2025 (Unaudited)

Long Contracts	Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10 Year US Treasury Note Future	333	06/19/2025	$37,368,844	$462,523
2 Year US Treasury Note Future	396	07/01/2025	82,426,781	479,892
3 Year US Treasury Note Future	22	07/01/2025	4,681,703	58,165
5 Year US Treasury Note Future	1,052	07/01/2025	114,873,470	1,428,028
CME Japanese Yen Currency Future	207	06/17/2025	18,219,881	364,475
Ultra 10 Year US Treasury Note Future	194	06/19/2025	22,258,469	282,510
				3,075,593

Short Contracts
Bloomberg IG Duration Hedged Credit Future	(50)	06/18/2025	$(5,216,250)	$25
CME E-Mini S&P 500 Index Future	(98)	06/23/2025	(27,376,300)	(331,000)
CME Mexican Peso Currency Future	(126)	06/17/2025	(3,194,100)	(156,627)
Ultra US Treasury Bond Future	(19)	06/19/2025	(2,299,594)	(35,124)
US Treasury Long Bond Future	(364)	06/19/2025	(42,451,500)	90,890
				(431,836)

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS

April 30, 2025 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS

Description	Fixed Deal (Pay) Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG SERIES 44*	1.00%	12/20/2030	$90,000,000	$(1,295,964)	(1,455,845)	$159,881
						$159,881

*	Buy protection.

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 98.1%
	CONSUMER DISCRETIONARY — 6.6%
	AUTOMOTIVE — 1.4%
174,134	Goodyear Tire & Rubber Co. (The)(a)	$1,894,578
20,897	Lear Corp.	1,791,918
		3,686,496
	HOME CONSTRUCTION — 3.9%
28,749	American Woodmark Corp.(a)	1,696,191
41,278	Hovnanian Enterprises, Inc.(a)	3,995,711
97,264	Interface, Inc.	1,828,563
198,149	Masterbrand, Inc.(a)	2,407,510
		9,927,975
	WHOLESALE - DISCRETIONARY — 1.3%
128,687	G-III Apparel Group Ltd.(a)	3,245,486
	TOTAL CONSUMER DISCRETIONARY	16,859,957

	CONSUMER STAPLES — 0.5%
	HOUSEHOLD PRODUCTS — 0.5%
79,405	Quanex Building Products Corp.	1,305,418
	TOTAL CONSUMER STAPLES	1,305,418

	ENERGY — 8.5%
	OIL & GAS PRODUCERS — 4.9%
143,222	Murphy Oil Corp.	2,940,348
129,722	SM Energy Co.	2,956,364
540,294	VAALCO Energy, Inc.	1,766,761
812,259	Veren, Inc.	4,800,451
		12,463,924
	OIL & GAS SERVICES & EQUIPMENT — 2.3%
217,500	DNOW, Inc.(a)	3,451,725
222,934	MRC Global, Inc.(a)	2,597,181
		6,048,906
	RENEWABLE ENERGY — 1.3%
37,820	EnerSys	3,275,212
	TOTAL ENERGY	21,788,042

	FINANCIALS — 23.6%
	ASSET MANAGEMENT — 1.3%
93,764	F&G Annuities & Life, Inc.	3,263,925

	BANKING — 14.0%
68,825	Ameris Bancorp	4,033,145
120,556	Cathay General Bancorp	5,025,980
146,993	Hancock Whitney Corp.	7,656,865
107,175	International Bancshares Corp.	6,541,962

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	BANKING (Continued)
149,250	OFG Bancorp	$5,872,988
83,008	Pathward Financial Group, Inc.	6,588,345
		35,719,285
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
73,742	StoneX Group, Inc.(a)	6,530,960

	INSURANCE — 4.3%
245,701	Fidelis Insurance Holdings Ltd.	4,017,211
45,098	Jackson Financial, Inc.	3,513,585
60,166	Kemper Corp.	3,557,014
		11,087,810
	SPECIALTY FINANCE — 1.4%
39,033	Enova International, Inc.(a)	3,582,839
	TOTAL FINANCIALS	60,184,819

	HEALTH CARE — 6.0%
	BIOTECH & PHARMA — 1.5%
187,602	Organon & Co.	2,425,694
277,872	SIGA Technologies, Inc.	1,533,853
		3,959,547
	HEALTH CARE FACILITIES & SERVICES — 3.6%
505,766	AdaptHealth Corp.(a)	4,304,069
157,392	Pediatrix Medical Group, Inc.(a)	2,027,209
156,404	Select Medical Holdings Corp.	2,852,809
		9,184,087
	MEDICAL EQUIPMENT & DEVICES — 0.9%
60,286	LivaNova PLC(a)	2,230,582
	TOTAL HEALTH CARE	15,374,216

	INDUSTRIALS — 14.9%
	COMMERCIAL SUPPORT SERVICES — 2.9%
56,198	ABM Industries, Inc.	2,739,091
204,886	Healthcare Services Group, Inc.(a)	2,911,430
41,393	ManpowerGroup, Inc.	1,782,796
		7,433,317
	ELECTRICAL EQUIPMENT — 1.6%
40,935	Belden, Inc.	4,220,808

	ENGINEERING & CONSTRUCTION — 0.7%
30,848	Primoris Services Corp.	1,849,955

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
	INDUSTRIAL INTERMEDIATE PROD — 2.1%
33,160	Timken Co. (The)	$2,130,530
10,639	Valmont Industries, Inc.	3,119,568
		5,250,098
	INDUSTRIAL SUPPORT SERVICES — 0.9%
134,268	Resideo Technologies, Inc.(a)	2,253,017

	MACHINERY — 1.6%
116,533	Gates Industrial Corp. PLC(a)	2,204,804
54,418	Terex Corp.	1,915,514
		4,120,318
	TRANSPORTATION & LOGISTICS — 3.9%
123,538	Ardmore Shipping Corp.	1,178,553
30,525	Copa Holdings, S.A., Class A	2,800,974
105,375	Covenant Logistics Group, Inc.	2,096,962
110,969	Global Ship Lease, Inc.	2,388,053
36,890	Teekay Tankers Ltd., Class A(a)	1,570,407
		10,034,949
	TRANSPORTATION EQUIPMENT — 1.2%
91,572	REV Group, Inc.	2,994,404
	TOTAL INDUSTRIALS	38,156,866

	MATERIALS — 9.0%
	CHEMICALS — 2.2%
60,848	Minerals Technologies, Inc.	3,139,148
202,796	Orion S.A.	2,441,664
		5,580,812
	CONSTRUCTION MATERIALS — 0.5%
32,710	Apogee Enterprises, Inc.	1,297,606

	METALS & MINING — 5.0%
100,389	Alamos Gold, Inc., Class A	2,863,094
203,178	Century Aluminum Co.(a)	3,334,151
661,314	New Gold, Inc.(a)	2,632,030
155,963	Pan American Silver Corp.	3,927,148
		12,756,423
	STEEL — 1.3%
129,683	Worthington Steel, Inc.	3,327,666
	TOTAL MATERIALS	22,962,507

	REAL ESTATE — 7.4%
	REIT — 7.4%
352,134	Apple Hospitality REIT, Inc.	4,144,617
235,352	Cousins Properties, Inc.	6,481,594

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REIT (Continued)
112,621	NexPoint Residential Trust, Inc.	$4,198,511
398,271	Park Hotels & Resorts, Inc.	3,958,814
		18,783,536
	TOTAL REAL ESTATE	18,783,536

	TECHNOLOGY — 14.9%
	CONSUMER SERVICES — 0.8%
99,903	Upbound Group, Inc.	1,988,070

	SOFTWARE — 4.9%
107,083	Clear Secure, Inc., Class A	2,642,808
26,408	Pegasystems, Inc.	2,431,649
160,133	RingCentral, Inc., Class A(a)	4,083,392
188,980	Verint Systems, Inc.(a)	3,333,607
		12,491,456
	TECHNOLOGY HARDWARE — 4.8%
84,718	Avnet, Inc.	3,980,899
320,227	Daktronics, Inc.(a)	4,063,681
263,122	Knowles Corp.(a)	4,141,540
		12,186,120
	TECHNOLOGY SERVICES — 4.4%
32,837	Euronet Worldwide, Inc.(a)	3,254,146
213,686	Paysafe Ltd.(a)	3,254,438
286,274	Penguin Solutions, Inc.(a)	4,886,697
		11,395,281
	TOTAL TECHNOLOGY	38,060,927

	UTILITIES — 6.7%
	ELECTRIC UTILITIES — 4.4%
75,004	Avista Corp.	3,110,416
372,432	Hawaiian Electric Industries, Inc.(a)	3,910,536
103,658	Portland General Electric Co.	4,366,075
		11,387,027
	GAS & WATER UTILITIES — 2.3%
58,944	Northwest Natural Holding Co.	2,540,486
100,115	UGI Corp.	3,282,771
		5,823,257
	TOTAL UTILITIES	17,210,284
	TOTAL COMMON STOCKS (Cost $286,275,703)	250,686,572

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
4,787,872	First American Government Obligations Fund, Class X, 4.26%(b)	$4,787,872
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,787,872)	4,787,872

	TOTAL INVESTMENTS — 100.00% (Cost $291,063,575)	$255,474,444
	Other Assets in Excess of Liabilities — 0.00%	59,700
	NET ASSETS — 100.00%	$255,534,144

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2025 (Unaudited)

	North Square Select Small Cap Fund	North Square Altrinsic International Equity Fund	North Square McKee Bond Fund	North Square Strategic Income Fund	North Square Small Cap Value Fund
Assets
Investments, at cost	$21,008,796	$89,292,695	$182,245,671	$378,650,672	$291,063,575
Investments in affiliated issuers, at cost	$—	$—	$—	$2,504,000	$—
Investments, at value	22,422,379	103,347,767	180,082,664	387,097,236	255,474,444
Investments in affiliated issuers, at value	—	—	—	2,475,910	—
Cash at Broker for futures contracts	—	—	1,379,689	3,065,872	—
Cash at Broker for swap contracts	—	—	—	2,611,644	—
Foreign currency	—	31,892	—	—	—
Unrealized appreciation from swap contracts	—	—	—	159,881	—
Receivable for fund shares sold	2,051	658	66,612	7,426,164	66,143
Receivable for investments sold	—	521,313	1,971,233	—	—
Dividends and interest receivable	2,006	355,719	1,261,695	3,035,265	280,389
Receivable for net variation margin on futures contracts	—	—	—	268,646	—
Tax reclaims receivable	—	344,438	—	6,514	—
Receivable from Adviser	—	—	4,679	62,157	—
Receivable for interest sold	—	—	2,984	—	—
Prepaid expenses	18,304	26,165	35,238	40,082	45,972
Total Assets	22,444,740	104,627,952	184,804,794	406,249,371	255,866,948

Liabilities
Premiums received from swaps	—	—	—	1,455,845	—
Swap interest payable	—	—	—	105,000	—
Payable for fund shares redeemed	100,000	7,640	18,776	72,169	100,945
Payable for investments purchased	—	410,007	3,575,797	1,014,688	—
Due to Adviser (Note 4)	8,340	49,428	—	175,682	172,606
Distribution fees (Note 8)	—	—	—	802	1,925
Shareholder servicing fees (Note 7)	1,206	—	—	38,396	—
Fund administration fees	3,966	18,069	17,617	34,868	15,633
Due to Trustees	—	936	470	1,091	—
Other accrued expenses	6,400	23,872	15,538	39,087	41,695
Total Liabilities	119,912	509,952	3,628,198	2,937,628	332,804

Net Assets	$22,324,828	$104,118,000	$181,176,596	$403,311,743	$255,534,144

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,221,556	$87,079,948	$196,520,102	$387,170,686	$283,589,328
Accumulated earnings (deficits)	1,103,272	17,038,052	(15,343,506)	16,141,057	(28,055,184)
Net Assets	$22,324,828	$104,118,000	$181,176,596	$403,311,743	$255,534,144

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued

As of April 30, 2025 (Unaudited)

	North Square Select Small Cap Fund	North Square Altrinsic International Equity Fund	North Square McKee Bond Fund	North Square Strategic Income Fund	North Square Small Cap Value Fund
Class A:(a)
Net assets applicable to shares outstanding				$10,570,096
Shares of beneficial interest issued and outstanding				1,086,498
Net asset value, redemption and offering price per share				$9.73
Maximum offering price to public				$10.11

Class I:
Net assets applicable to shares outstanding	$22,324,828	$104,118,000	$35,258,314	$392,741,647	$245,941,169
Shares of beneficial interest issued and outstanding	1,977,392	8,806,353	4,023,589	40,365,944	15,154,992
Net asset value, redemption and offering price per share	$11.29	$11.82	$8.76	$9.73	$16.23

Class R6:
Net assets applicable to shares outstanding			$145,918,282
Shares of beneficial interest issued and outstanding			16,510,974
Net asset value, redemption and offering price per share			$8.84

Investor Class:
Net assets applicable to shares outstanding					$9,592,975
Shares of beneficial interest issued and outstanding					594,977
Net asset value, redemption and offering price per share					$16.12

(a)	A sales charge of 3.75% will be imposed on investments less than $1,000,000. A contingent deferred sales charge of 1.00% on investments over $1,000,000 will be imposed on certain such redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

	North Square Select Small Cap Fund	North Square Altrinsic International Equity Fund	North Square McKee Bond Fund	North Square Strategic Income Fund	North Square Small Cap Value Fund
Investment Income
Dividend income	$127,458	$1,691,237	$73,671	$150,800	$3,428,213
Interest income	5,121	—	3,579,056	6,881,627	—
Foreign dividend taxes withheld	—	(139,992)	—	(4,331)	(37,728)
Total investment income	132,579	1,551,245	3,652,727	7,028,096	3,390,485

Expenses
Adviser fees (Note 4)	89,192	456,439	199,381	809,961	1,179,868
Registration fees	14,250	11,839	28,815	29,143	26,708
Fund administration fees	11,960	50,545	65,061	99,438	96,294
Custody fees	3,186	31,271	12,763	9,919	20,098
Fund accounting fees	3,725	3,725	4,222	8,316	32,184
Legal fees	690	3,308	5,825	8,851	9,034
Audit fees	1,594	8,262	13,912	23,041	22,257
Trustees’ fees and expenses	2,048	7,479	9,459	14,458	10,263
Shareholder reporting fees	1,922	3,811	4,437	14,623	6,505
Shareholder servicing fees - Class I (Note 7)	1,274	34,232	1,084	2,589	—
Shareholder servicing fees - Class C (Note 7)	—	—	—	91,864	—
Chief compliance officer fees (Note 4)	888	4,263	5,301	—	10,194
Transfer agent fees and expenses	516	1,639	784	8,232	14,865
Pricing	425	6,788	37,131	3,672	954
Insurance	317	1,580	1,810	14,076	2,457
Shareholder servicing fees - Class A (Note 7)	—	—	—	2,487	—
Distribution fees - Class A (Note 8)	—	—	—	4,315	13,778
Interest expense	—	4,560	—	—	—
Other expenses	5,792	13,198	18,647	22,335	20,900
Total expenses	137,779	642,939	408,632	1,167,320	1,466,359
Fees contractually waived by Adviser	(17,969)	(84,345)	(155,209)	(155,045)	—
Fees contractually waived by Adviser	—	—	—	(5,096)	—
Net operating expenses	119,810	558,594	253,423	1,007,179	1,466,359
Net investment income	12,769	992,651	3,399,304	6,020,917	1,924,126

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(242,333)	2,546,591	(1,143,518)	4,802,090	7,376,907
Purchased options	—	—	—	(7,365,087)	—
Futures contracts	—	—	—	11,106,331	—
Swaps contracts	—	—	—	(563,225)	—
Foreign currency	—	(20,282)	—	(14,452)	(593)
Net realized gain (loss)	(242,333)	2,526,309	(1,143,518)	7,965,657	7,376,314
Net change in unrealized appreciation (depreciation) on:
Investments	(2,683,623)	5,734,437	1,846,426	437,410	(35,032,739)
Affiliated issuers	—	—	—	(28,090)	—
Purchased options	—	—	—	1,113,825	—
Futures contracts	—	—	—	2,349,730	—
Swap contracts	—	—	—	94,835	—
Foreign currency	—	32,027	—	(1,854)	—
Net change in unrealized appreciation	(2,683,623)	5,766,464	1,846,426	3,965,856	(35,032,739)
Net realized and change in unrealized gain on investments and foreign currency	(2,925,956)	8,292,773	702,908	11,931,513	(27,656,425)
Net increase in net assets resulting from operations	$(2,913,187)	$9,285,424	$4,102,212	$17,952,430	$(25,732,299)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square Select Small Cap Fund		North Square Altrinsic International Equity Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$12,769	$32,341	$992,651	$2,276,783
Net realized gain (loss) on investments and foreign currency transactions	(242,333)	1,922,555	2,526,309	4,652,540
Net change in unrealized appreciation on investments and foreign currency translations	(2,683,623)	5,065,744	5,766,464	11,777,407
Net increase (decrease) in net assets resulting from operations	(2,913,187)	7,020,640	9,285,424	18,706,730

Distributions to Shareholders
Class I	(298,512)	(176,974)	(6,407,678)	(1,865,124)
Total distributions	(298,512)	(176,974)	(6,407,678)	(1,865,124)

Capital Transactions - Class I
Proceeds from shares sold	263,890	3,631,975	2,698,592	6,663,191
Reinvestment of distributions	298,512	176,974	6,404,695	1,865,124
Amount paid for shares redeemed	(524,795)	(2,239,433)	(31,853,564)	(9,354,057)
Total Class I	37,607	1,569,516	(22,750,277)	(825,742)
Net increase (decrease) in net assets resulting from capital transactions	37,607	1,569,516	(22,750,277)	(825,742)
Total Increase (Decrease) in Net Assets	(3,174,092)	8,413,182	(19,872,531)	16,015,864

Net Assets
Beginning of year	25,498,920	17,085,738	123,990,531	107,974,667
End of year	$22,324,828	$25,498,920	$104,118,000	$123,990,531

Share Transactions - Class I
Shares sold	21,342	311,821	240,918	599,622
Shares issued in reinvestment of distributions	22,683	15,456	601,945	174,148
Shares redeemed	(46,632)	(183,853)	(2,809,838)	(851,555)
Total Class I	(2,607)	143,424	(1,966,975)	(77,785)

Net increase (decrease) in shares outstanding	(2,607)	143,424	(1,966,975)	(77,785)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square McKee Bond Fund		North Square Strategic Income Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,399,304	$4,979,848	$6,020,917	$7,421,620
Net realized gain (loss) on investments	(1,143,518)	(1,382,432)	7,965,657	7,615,343
Net change in unrealized appreciation on investments	1,846,426	8,778,797	3,965,856	12,432,174
Net increase (decrease) in net assets resulting from operations	4,102,212	12,376,213	17,952,430	27,469,137

Distributions to Shareholders
From earnings:
Class A	—	—	(66,370)	(73,773)
Class I	(501,409)	(61,815)	(5,706,672)	(6,942,883)
Class R6	(3,008,014)	(4,982,563)	—
Total distributions	(3,509,423)	(5,044,378)	(5,773,042)	(7,016,656)

Capital Transactions - Class A
Proceeds from shares sold			7,267,064	2,596,881
Reinvestment of distributions			65,025	72,664
Amount paid for shares redeemed			(69,286)	(101,805)
Total Class A			7,262,803	2,567,740

Capital Transactions - Class I
Proceeds from shares sold	32,946,028	2,764,829	197,682,290	90,230,819
Reinvestment of distributions	501,409	61,816	5,494,547	6,815,581
Amount paid for shares redeemed	(1,806,882)	(319,394)	(36,634,970)	(45,564,830)
Total Class I	31,640,555	2,507,251	166,541,867	51,481,570

Capital Transactions - Class R6
Proceeds from shares sold	23,483,265	65,448,468
Reinvestment of distributions	2,685,727	4,333,394
Amount paid for shares redeemed	(33,468,464)	(23,359,887)
Total Class R6	(7,299,472)	46,421,975
Net increase (decrease) in net assets resulting from capital transactions	24,341,083	48,929,226	173,804,670	54,049,310
Total Increase (Decrease) in Net Assets	24,933,872	56,261,061	185,984,058	74,501,791

Net Assets
Beginning of year	156,242,724	99,981,663	217,327,685	142,825,894
End of year	$181,176,596	$156,242,724	$403,311,743	$217,327,685

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square McKee Bond Fund		North Square Strategic Income Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Share Transactions - Class A
Shares sold			751,201	289,215
Shares issued in reinvestment of distributions			6,861	7,960
Shares redeemed			(7,343)	(10,815)
Total Class A			750,719	286,360

Share Transactions - Class I
Shares sold	3,856,258	315,451	20,765,264	9,889,992
Shares issued in reinvestment of distributions	57,434	7,054	578,850	752,420
Shares redeemed	(207,176)	(37,100)	(3,857,561)	(5,096,043)
Total Class I	3,706,516	285,405	17,486,553	5,546,369

Share Transactions - Class R6
Shares sold	2,661,668	7,469,975
Shares issued in reinvestment of distributions	305,540	493,049
Shares redeemed	(3,883,666)	(2,676,162)
Total Class R6	(916,458)	5,286,862

Net increase (decrease) in shares outstanding	2,790,058	5,572,267	18,237,272	5,832,729

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Small Cap Value Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,924,126	$4,026,060
Net realized gain (loss) on investments	7,376,314	53,912,521
Net change in unrealized appreciation on investments	(35,032,739)	(6,765,412)
Net increase (decrease) in net assets resulting from operations	(25,732,299)	51,173,169

Distributions to Shareholders
From earnings:
Class I	(56,203,930)	(26,331,059)
Investor Class	(2,354,671)	(1,260,166)
Total distributions	(58,558,601)	(27,591,225)

Capital Transactions - Class I
Proceeds from shares sold	22,296,437	39,745,554
Reinvestment of distributions	53,703,016	25,583,546
Amount paid for shares redeemed	(25,891,578)	(32,534,020)
Total Class I	50,107,875	32,795,080

Capital Transactions - Investor Class
Proceeds from shares sold	242,069	651,384
Reinvestment of distributions	2,324,535	1,242,862
Amount paid for shares redeemed	(1,483,453)	(2,188,675)
Total Investor Class	1,083,151	(294,429)
Net increase (decrease) in net assets resulting from capital transactions	51,191,026	32,500,651
Total Increase (Decrease) in Net Assets	(33,099,874)	56,082,595

Net Assets
Beginning of year	288,634,018	232,551,423
End of year	$255,534,144	$288,634,018

Share Transactions - Class I
Shares sold	1,210,585	1,777,625
Shares issued in reinvestment of distributions	3,027,227	1,177,337
Shares redeemed	(1,392,879)	(1,458,983)
Total Class I	2,844,933	1,495,979

Share Transactions - Investor Class
Shares sold	13,658	29,324
Shares issued in reinvestment of distributions	131,776	57,460
Shares redeemed	(82,057)	(100,130)
Total Investor Class	63,377	(13,346)

Net increase (decrease) in shares outstanding	2,908,310	1,482,633

See accompanying Notes to Financial Statements.

North Square Select Small Cap Fund

FINANCIAL HIGHLIGHTS
Class I

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$12.88		$9.30	$10.31	$12.21	$9.33	$11.63

Investment operations:
Net investment income(a)	0.01		0.02	0.09	— (b)	0.04	0.08
Net realized and unrealized gain (loss)	(1.44)		3.66	(0.45)	(1.02)	3.95	(1.11)
Total from investment operations	(1.43)		3.68	(0.36)	(1.02)	3.99	(1.03)

Less distributions:
Net investment income	(0.02)		(0.10)	(0.01)	(0.03)	(0.10)	(0.07)
From net realized gains	(0.14)		—	(0.64)	(0.85)	(1.01)	(1.20)
Total distributions	(0.16)		(0.10)	(0.65)	(0.88)	(1.11)	(1.27)

Net asset value, end of period	$11.29		$12.88	$9.30	$10.31	$12.21	$9.33

Total Return(c)	(11.34	)%(d)	39.67%	(3.51)%	(9.05)%	46.09%	(10.63)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,325		$25,499	$17,086	$20,867	$10,111	$4,378
Ratio of expenses to average net assets:
Before fees waived	1.08	%(e)	1.14%	1.25%	1.24%	1.63%	1.97%
After fees waived	0.94	%(e)	0.94%	0.94%	0.94%	0.95%	0.97	%(f)
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.04	)%(e)	(0.06)%	0.60%	(0.29)%	(0.34)%	(0.21)%
After fees waived	0.1	%(e)	0.14%	0.90%	0.01%	0.34%	0.79%
Portfolio turnover rate	32	%(d)	52%	45%	107%	45%	49%

(a)	Based on average shares outstanding for the period.
(b)	Rounds to less than $0.005 per share.
(c)	Total returns would have been lower had expenses not been waived by North Square Investments, LLC (the “Adviser”). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	The annual net expense ratio changed from 1.00% to 0.95% of net assets as of the close of business on February 21, 2020.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,			For the Period Ended October 31,
	(Unaudited)		2024	2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.51		$9.95	$8.72	$10.88	$10.00

Investment operations:
Net investment income(b)	0.10		0.21	0.19	0.16	0.13
Net realized and unrealized gain (loss)	0.80		1.52	1.18	(2.12)	0.76
Total from investment operations	0.90		1.73	1.37	(1.96)	0.89

Less distributions:
Net investment income	(0.22)		(0.17)	(0.14)	(0.09)	(0.01)
From net realized gains	(0.37)		—	—	(0.11)	—
Total distributions	(0.59)		(0.17)	(0.14)	(0.20)	(0.01)

Net asset value, end of period	$11.82		$11.51	$9.95	$8.72	$10.88

Total Return(c)	8.42	%(d)	17.53%	15.83%	(18.30)%	8.88	%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$104,118		$123,991	$107,975	$60,568	$44,733
Ratio of expenses to average net assets:
Before fees waived	1.13	%(e)	1.13%	1.17%	1.29%	1.43	%(e)
After fees waived	0.98	%(e)	0.97%	0.97%	0.97%	0.97	%(e)
Ratio of net investment income to average net assets:
Before fees waived	1.59	%(e)	1.73%	1.70%	1.37%	0.92	%(e)
After fees waived	1.74	%(e)	1.88%	1.90%	1.69%	1.38	%(e)
Portfolio turnover rate	15	%(d)	25%	27%	23%	22	%(d)

(a)	For the period December 4, 2020 (commencement of operations) to October 31, 2021.
(b)	Based on average shares outstanding for the period.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,				For the Period Ended October 31,
	(Unaudited)		2024		2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.74		$8.18		$8.48	$9.84	$9.89

Investment operations:
Net investment income(b)	0.17		0.35		0.25	0.14	0.01
Net realized and unrealized gain (loss)	0.03		0.57		(0.26)	(1.34)	(0.02)
Total from investment operations	0.20		0.92		(0.01)	(1.20)	(0.01)

Less distributions:
Net investment income	(0.18)		(0.36)		(0.29)	(0.16)	(0.04)
Total distributions	(0.18)		(0.36)		(0.29)	(0.16)	(0.04)

Net asset value, end of period	$8.76		$8.74		$8.18	$8.48	$9.84

Total Return(c)	2.33	%(d)	11.37%		(0.19)%	(12.33)%	(0.12	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,258		$2,773		$259	$48	$10
Ratio of expenses to average net assets:
Before fees waived	0.51	%(e)	0.58%		0.58%	0.77%	0.64	%(e)
After fees waived	0.47	%(e)	0.47%		0.47%	0.47%	0.47	%(e)
Ratio of net investment income to average net assets:
Before fees waived	3.93	%(e)	3.86%		2.78%	1.28%	0.13	%(e)
After fees waived	3.97	%(e)	3.98%		2.90%	1.58%	0.30	%(e)
Portfolio turnover rate(g)	95	%(d)	171	%(f)	104%	129%	321	%(d)(f)

(a)	For the period May 19, 2021 (commencement of operations) to October 31, 2021.
(b)	Based on average shares outstanding for the period.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Securities purchased in-kind were excluded from the computation of the ratio.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund

FINANCIAL HIGHLIGHTS

Class R6

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,				For the Period Ended October 31,
	(Unaudited)		2024		2023	2022	2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$8.81		$8.21		$8.50	$9.84	$10.00

Investment operations:
Net investment income(b)	0.18		0.36		0.29	0.13	0.03
Net realized and unrealized gain (loss)	0.03		0.60		(0.29)	(1.31)	(0.13)
Total from investment operations	0.21		0.96		—	(1.18)	(0.10)

Less distributions:
Net investment income	(0.18)		(0.36)		(0.29)	(0.16)	(0.06)
Total distributions	(0.18)		(0.36)		(0.29)	(0.16)	(0.06)

Net asset value, end of period	$8.84		$8.81		$8.21	$8.50	$9.84

Total Return(c)	2.46	%(d)	11.83%		(0.07)%	(12.14)%	0.91	%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$145,918		$153,470		$99,723	$107,550	$139,281
Ratio of expenses to average net assets:
Before fees waived	0.49	%(e)	0.56%		0.56%	0.58%	0.73	%(e)
After fees waived	0.28	%(e)	0.28%		0.28%	0.28%	0.28	%(e)
Ratio of net investment income (loss) to average net assets:
Before fees waived	3.9	%(e)	3.85%		3.03%	1.08%	(0.04	)%(e)
After fees waived	4.11	%(e)	4.14%		3.31%	1.38%	0.41	%(e)
Portfolio turnover rate(g)	95	%(d)	171	%(f)	104%	129%	321	%(d)(f)

(a)	For the period December 28, 2020 (commencement of operations) to October 31, 2021.
(b)	Based on average shares outstanding for the period.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Securities purchased in-kind were excluded from the computation of the ratio.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

FINANCIAL HIGHLIGHTS

Class A

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.36		$8.21	$8.85

Investment operations:
Net investment income(b)	0.20		0.36	0.25
Net realized and unrealized gain (loss)	0.35		1.13	(0.64)
Total from investment operations	0.55		1.49	(0.39)

Less distributions:
Net investment income	(0.18)		(0.34)	(0.17)
Return of capital	—		—	(0.08)
Total distributions	(0.18)		(0.34)	(0.25)

Net asset value, end of period	$9.73		$9.36	$8.21

Total Return(c)	5.95	%(d)	18.42%	(4.48	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,570		$3,143	$406
Ratio of expenses to average net assets:
Before fees waived	1.21	%(e)	1.35%	1.30	%(e)
After fees waived	1.01	%(e)	1.15%	1.15	%(e)
Ratio of net investment income to average net assets:
Before fees waived	4.04	%(e)	3.75%	4.28	%(e)
After fees waived	4.24	%(e)	3.96%	4.41	%(e)
Portfolio turnover rate(f)	54	%(d)	115%	152	%(d)

(a)	For the period February 28, 2023 (commencement of operations) to October 31, 2023.
(b)	Based on average shares outstanding for the period.
(c)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$9.36		$8.22	$8.60	$10.09	$9.99	$9.53

Investment operations:
Net investment income(a)	0.20		0.39	0.38	0.27	0.24	0.23
Net realized and unrealized gain (loss)	0.35		1.12	(0.39)	(1.26)	0.60	0.48
Total from investment operations	0.55		1.51	(0.01)	(0.99)	0.84	0.71

Less distributions:
Net investment income	(0.18)		(0.37)	(0.29)	(0.26)	(0.28)	(0.25)
From net realized gains	—		—	—	(0.24)	(0.46)	—
Return of capital	—		—	(0.08)	—	—	—
Total distributions	(0.18)		(0.37)	(0.37)	(0.50)	(0.74)	(0.25)

Net asset value, end of period	$9.73		$9.36	$8.22	$8.60	$10.09	$9.99

Total Return(b)	6.11	%(c)	18.64%	(0.27)%	(10.17)%	8.63%	7.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$392,742		$214,185	$142,420	$113,625	$79,460	$74,287
Ratio of expenses to average net assets:
Before fees waived	0.87	%(d)	1.02%	1.05%	1.14%	1.28%	1.48%
After fees waived	0.75	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived	4.41	%(d)	4.22%	4.17%	2.63%	2.06%	1.75%
After fees waived	4.53	%(d)	4.35%	4.32%	2.87%	2.44%	2.33%
Portfolio turnover rate(e)	54	%(c)	115%	152%	163%	77%	145%

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Class I

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$22.48		$20.48	$22.76	$26.29	$16.94	$20.66

Investment operations:
Net investment income(a)	0.13		0.32	0.33	0.21	0.18	0.21
Net realized and unrealized gain (loss)	(1.81)		4.11	(0.22)	(0.10)	9.38	(3.14)
Total from investment operations	(1.68)		4.43	0.11	0.11	9.56	(2.93)

Less distributions:
Net investment income	(0.36)		(0.28)	(0.23)	(0.20)	(0.21)	(0.32)
From net realized gains	(4.21)		(2.15)	(2.16)	(3.44)	—	(0.47)
Total distributions	(4.57)		(2.43)	(2.39)	(3.64)	(0.21)	(0.79)

Net asset value, end of period	$16.23		$22.48	$20.48	$22.76	$26.29	$16.94

Total Return(b)	(9.19	)%(c)	22.04%	0.71%	(0.11)%	56.77%	(14.97)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$245,941		$276,763	$221,460	$236,576	$268,989	$182,343
Ratio of expenses to average net assets:
Before fees waived	1.05	%(d)	1.04%	1.04%	1.03%	1.03%	1.07%
After fees waived	1.05	%(d)	1.03%	1.00%	1.03%	1.03%	1.07%
Ratio of net investment income to average net assets:
Before fees waived	1.4	%(d)	1.46%	1.50%	0.84%	0.80%	1.16%
After fees waived	1.4	%(d)	1.46%	1.50%	0.84%	0.80%	1.16%
Portfolio turnover rate(e)	42	%(c)	144%	116%	55%	73%	61%

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

(For the shares outstanding during each period)

	For the Six Months Ended April 30, 2025		For the Years Ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$22.33		$20.35	$22.63	$26.16	$16.85	$20.55

Investment operations:
Net investment income(a)	0.11		0.28	0.28	0.14	0.17	0.18
Net realized and unrealized gain (loss)	(1.81)		4.07	(0.23)	(0.10)	9.30	(3.15)
Total from investment operations	(1.70)		4.35	0.05	0.04	9.47	(2.97)

Less distributions:
Net investment income	(0.30)		(0.22)	(0.17)	(0.13)	(0.16)	(0.26)
From net realized gains	(4.21)		(2.15)	(2.16)	(3.44)	—	(0.47)
Total distributions	(4.51)		(2.37)	(2.33)	(3.57)	(0.16)	(0.73)

Net asset value, end of period	$16.12		$22.33	$20.35	$22.63	$26.16	$16.85

Total Return(b)	(9.33	)%(c)	21.77%	0.43%	(0.40)%	56.45%	(15.17)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,593		$11,871	$11,092	$12,010	$13,785	$12,443
Ratio of expenses to average net assets:
Before fees waived	1.3	%(d)	1.29%	1.29%	1.28%	1.28%	1.32%
After fees waived	1.3	%(d)	1.27%	1.25%	1.28%	1.28%	1.32%
Ratio of net investment income to average net assets:
Before fees waived	1.15	%(d)	1.22%	1.26%	0.59%	0.56%	0.90%
After fees waived	1.15	%(d)	1.22%	1.26%	0.59%	0.56%	0.90%
Portfolio turnover rate(e)	42	%(c)	144%	116%	55%	73%	61%

(a)	Based on average shares outstanding for the period.
(b)	Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

Note 1 – Organization

The North Square Select Small Cap Fund (formerly, the North Square Advisory Research Small Cap Value Fund) (“Select Small Cap” or “Select Small Cap Fund”), North Square Altrinsic International Equity Fund (“International Equity” or “International Equity Fund”), North Square McKee Bond Fund (“McKee Bond” or “McKee Bond Fund”), North Square Strategic Income Fund (“Strategic Income” or “Strategic Income Fund”), and North Square Small Cap Value Fund (“Small Cap Value” or “Small Cap Value Fund”) (each a “Fund” and collectively the “Funds”) each organized as a series of the Exchange Place Advisors Trust (formerly, North Square Investments Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are diversified funds. The Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024 permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is a series currently authorized by the Board.

The Select Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. Effective as of the close of business on February 21, 2020, the Small Cap Value Fund acquired the assets and assumed the liabilities of the Advisory Research Small Cap Value Fund, a series of Investment Managers Series Trust, which commenced operations on November 16, 2009. Effective January 11, 2022, the North Square Advisory Research All Cap Value Fund changed its name to the North Square Advisory Research Small Cap Value Fund. Effective February 28, 2025, the North Square Advisory Research Small Cap Value Fund changed its name to the North Square Select Small Cap Fund.

The International Equity Fund’s primary investment objective is to provide long-term growth of capital. The Fund commenced operations on December 4, 2020.

The McKee Bond Fund’s primary investment objective is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management. The Fund’s Class I shares commenced operations on December 28, 2020, and Class Y shares commenced operations on May 19, 2021. Effective on December 1, 2021, the outstanding Class Y shares of the McKee Bond Fund were renamed as Class I shares, and the previously outstanding Class I shares of the Fund were renamed as Class R6 shares. The ticker symbols of the renamed classes did not change.

The Strategic Income Fund’s primary investment objectives are to seek high current income and to seek long-term capital appreciation. Effective as of the close of business on February 21, 2020, the Strategic Income Fund acquired the assets and assumed the liabilities of the Advisory Research Strategic Income Fund, a series of Investment Managers Series Trust, which commenced operations on December 31, 2012. The Strategic Income Fund currently offers Class A Shares and Class I Shares. Class A Shares have a maximum sales charge on purchases of 3.75%, as a percentage of the original purchase price, on investments less than $1,000,000. No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain redemptions of such shares that were purchased within one year of the redemption date.

The Small Cap Value Fund’s primary investment objective is long-term capital appreciation. Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the Foundry Partners Small Cap Value Fund, a series of Valued Advisers Trust (the “Predecessor Fund”), in a tax-free reorganization on April 29, 2025. In connection with the Reorganization, the Small Cap Value Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Small Cap Value Fund. Further, the Predecessor Fund’s portfolio managers joined CSM Advisors, LLC to serve as the Fund’s portfolio managers as part of the Reorganization. The Predecessor Fund had two share classes: Investor Class shares and Institutional Class shares. In the Reorganization, the holders of the Investor Class shares and Institutional Class shares of the Predecessor Fund received Investor Class shares and Class I shares, respectively, of the Fund. The Predecessor Fund is the accounting survivor. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the North Square Investments, LLC (the “Adviser”), who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Exchange-traded options on securities and indices purchased or sold by the Funds generally will be valued at the mean of the last bid and ask prices. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser, as Valuation Designee, for all fair value determinations and responsibilities, with respect to the Fund, pursuant to procedures adopted by the Board.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s net asset value (“NAV”) is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Adviser during the quarter.

(b) Purchased/Written Option Contracts

Certain of the Funds may write or purchase option contracts to adjust risk and return of its overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by such Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Funds to equity price risk. For the period ended April 30, 2025, only the Strategic Income Fund engaged in option contracts. Additional information regarding such activity may be found in Note 11.

(c) Futures Contracts

Certain of the Funds may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and such Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, such Fund would continue to be subject to market risk with respect to the value of the contracts. For the period ended April 30, 2025, only the Strategic Income Fund engaged in futures contracts. Additional information regarding such activity may be found in Note 11.

(d) Credit Default Swaps

Certain of the Funds may enter into credit default swap transactions for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by a Fund. A Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value of the credit default swap will be used to segregate liquid investments for selling protection on credit default swaps. If a Fund were a buyer and no credit event occurs, such Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value in upfront payments. When a Fund buys credit default swaps it will segregate an amount at least equal to the amount of any accrued premium payment obligations including amounts for early terminations. The use of swap transactions by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap transaction. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Certain of the Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case such Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce a Fund’s return. Additional information regarding such activity may be found in Note 11. For the period ended April 30, 2025, only the Strategic Income Fund entered into credit default swap contracts.

(e) Deposits with Broker

When trading derivative instruments, such as forward contracts, futures contracts or swap contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose a Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of a Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. At April 30, 2025, the Strategic Income Fund had $3,065,872 cash at broker for futures contracts.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Upon entering into a swap contract a Fund would be required to maintain required collateral with its custodian or swap broker in a segregated account in the name of the swap broker consisting of U.S. Government securities or cash or cash equivalents. At April 30, 2025, the Strategic Income Fund had $2,611,644 cash at broker for swap contracts.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on paydowns of asset-backed securities are reflected in interest income on the Statements of Operations. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the period in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax period since then, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may utilize deemed dividends on redemptions accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

(h) Distributions to Shareholders

The McKee Bond Fund and Strategic Income Fund will make distributions of net investment income monthly. The Select Small Cap Fund, Small Cap Value Fund and Altrinsic International Equity Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex- dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

(i) Line of Credit

During period ended April 30, 2025 the Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with U.S. Bank, N.A., expiring on June 11, 2025. The Line of Credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Under the terms of the agreement, The Trust may borrow up to the lesser of $50,000,000 or 15% of each Fund’s daily market value (10% for Select Small Cap Fund).

As of April 30, 2025, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
International Equity Fund	$120,928	7.50%	8	$4,560	$7,430,000
Strategic Income Fund	14,829	7.50%	2	559	2,684,000

(a)	Averages based on the number of days outstanding.
(b)	Number of Days Outstanding represents the total days during the six months ended April 30, 2025, that a Fund utilized the Line of Credit.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the six months ended April 30, 2025, are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Investment Advisory Fees
Select Small Cap Fund	0.70%
International Equity Fund	0.80%
McKee Bond Fund	0.24%
Strategic Income Fund	0.70%*
Small Cap Value Fund	0.85%

*	Effective January 1, 2025, the Strategic Income Fund will pay the Adviser, an advisory fee at an annualized rate of 0.56% of the Strategic Income Fund’s average daily net assets. Prior to January 1, 2025, the Strategic Income Fund paid the Adviser an advisory fee at an annualized rate of 0.70% of the Strategic Income Fund’s average daily net assets. The Strategic Income Fund’s advisory fee is calculated daily and payable monthly, as a percentage of the Strategic Income Fund’s average daily net assets.

The Adviser engages Advisory Research, Inc. to manage the Select Small Cap Fund, Altrinsic Global Advisors, LLC to manage the International Equity Fund, CSM Advisors, LLC to manage the McKee Bond Fund and the Small Cap Value Fund, and Red Cedar Investment Management, LLC to manage the Strategic Income Fund (each a “Sub-Adviser” and collectively the “Sub-Advisers”). The Adviser pays the Sub-Advisers from its advisory fees.

The Adviser has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization,

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Board. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses*
	Agreement Expires	Class A Shares	Class I Shares	Investor Class	Class R6 Shares
Select Small Cap Fund	February 28, 2026	—	0.94%		—
International Equity Fund	February 28, 2026	—	0.98%		—
McKee Bond Fund	February 28, 2026	—	0.47%		0.28%
Strategic Income Fund	February 28, 2026	0.93%	0.68%		—
Small Cap Value Fund	September 20, 2027	—	1.05%	1.30%	—

*	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Adviser may recapture all or a portion of this amount no later than the dates stated below:

	Select Small Cap Fund	International Equity Fund	McKee Bond Fund	Strategic Income Fund	Small Cap Value Fund
October 31, 2025	$41,385	$105,729	$168,979	$144,532	$—
October 31, 2026	60,005	185,890	292,672	232,602	104,205
October 31, 2027	46,346	189,973	337,296	212,414	33,743
April 30, 2028	13,557	68,261	23,586	98,548	—

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Funds’ fund accountant, transfer agent and administrator. The Funds’ allocated fees incurred for fund accounting, transfer agency and fund administration for the six months ended April 30, 2025 are reported on the Statements of Operations.

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Adviser pays the Distributor a fee for its distribution related services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Prior to May 8, 2023, ACA Group provided Chief Compliance Officer services to the Trust. The Funds’ allocated fees incurred for compliance services for the six months ended April 30, 2025, are reported on the Statements of Operations.

Each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $18,750, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. In addition, effective November 3, 2023, each Independent Trustee receives from the Trust a fee of $2,000 for a meeting of the Board other than a regularly scheduled meeting.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Funds for serving in such capacities.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At April 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Select Small	International	McKee	Strategic	Small Cap
	Cap Fund	Equity Fund	Bond Fund	Income Fund	Value Fund
Tax cost of investments	$21,069,321	$89,611,354	$20,925,991	$380,175,405	$291,868,332
Gross unrealized appreciation	2,537,254	18,133,685	1,346,214	11,379,950	9,741,483
Gross unrealized depreciation	(1,184,196)	(4,397,273)	(3,644,481)	(1,982,209)	(46,135,371)
Net unrealized appreciation (depreciation) on investments	$1,353,058	$13,736,412	$(2,298,267)	$9,397,741	$(36,393,888)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions, wash sales and PFIC mark to market adjustments.

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Select Small Cap Fund	International Equity Fund	McKee Bond Fund
Undistributed ordinary income	$10,213	$2,146,180	$68,288
Undistributed Long Term Capital Gains	268,077	4,019,324	—
Accumulated Capital and Other Losses	—	—	(11,859,890)
Unrealized appreciation on investments	4,036,681	7,994,802	(4,144,693)
Total accumulated earnings	$4,314,971	$14,160,306	$(15,936,295)

	Strategic Income Fund	Small Cap Value Fund
Undistributed ordinary income	$286,090	$13,196,431
Undistributed Long Term Capital Gains	—	44,400,434
Accumulated Capital and Other Losses	(4,858,711)	—
Other Temporary Difference	659,694	—
Unrealized appreciation on investments	7,874,596	(1,361,149)
Total accumulated earnings	$3,961,669	$56,235,716

The tax character of distributions paid for the fiscal year ended October 31, 2024, were as follows:

	Select Small Cap Fund	International Equity Fund	McKee Bond Fund
	2024	2024	2024
Distributions paid from:
Ordinary income	$176,974	$1,865,124	$5,044,378
Long-term capital gains	—	—	—
Total distributions paid	$176,974	$1,865,124	$5,044,378

	Strategic Income Fund	Small Cap Value Fund
	2024	2024
Distributions paid from:
Ordinary income	$7,016,656	$3,137,370
Long-term capital gains	—	24,453,855
Total distributions paid	$7,016,656	$27,591,225

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

As of October 31, 2024, the following Funds have nonexpiring capital loss carryforwards:

	Short-Term	Long-Term
Select Small Cap Fund	$—	$—
International Equity Fund	—	—
McKee Bond Fund	5,066,648	6,793,243
Strategic Income Fund	4,185,185	673,526
Small Cap Value Fund	—	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the fiscal year ended October 31, 2024, the Funds utilized capital loss carryforwards as follows:

	Short-Term	Long-Term
Select Small Cap Fund	$789,170	$799,196
International Equity Fund	501,955	117,313
McKee Bond Fund	1,124,309	—
Strategic Income Fund	4,323,901	3,259,041
Small Cap Value Fund	—	—

Note 5 – Investment Transactions

For the six months ended April 30, 2025, purchases and sales of investments were as follows:

	Purchases	Sales
Select Small Cap Fund	$8,078,932	$8,398,823
International Equity Fund	17,293,607	42,971,866
McKee Bond Fund	77,485,461	64,030,221
Strategic Income Fund	166,726,708	53,476,370
Small Cap Value Fund	116,265,345	122,496,288

For the six months ended April 30, 2025, the McKee Bond Fund had purchases and sales of long-term U.S. Government Obligations of $101,288,249 and $92,442,228, respectively, and the Strategic Income Fund had purchases and sales of long-term U.S. Government Obligations of $100,545,386 and $87,367,284, respectively. Long-term purchases and sales of U.S. Government Obligations are excluded from purchases and sales of investments disclosed in the chart above.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Service Plan (the “Shareholder Service Plan”) with respect to each of the Fund’s Class A shares, Class I, and Class R6 shares, as applicable. Under the Shareholder Service Plan, the Funds may pay a fee at an annual rate of up to 0.15% of its average daily net assets attributable to Class A shares, Class I shares, and Class R6 shares, as applicable, to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

For the six months ended April 30, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares.

For the six months ended April 30, 2025, distribution fees incurred with respect to Class A shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Options contracts are valued at the mean of the National Best Bid and Offer (“NBBO”) prices as determined by the Options Pricing Reporting Authority (which is the best bid and offer price across all of the option exchanges). If no bid price is readily available, the option shall be valued at the mean of the last quoted ask price and $0.00. If (i) no bid price is readily available, and (ii) no ask price is readily available, the option will be valued at the last valid NBBO mean price and are generally categorized as Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

Swaps contracts are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and are generally categorized as Level 2.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2025, in valuing the Funds’ assets carried at fair value:

Select Small Cap Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$22,132,924	$—	$—	$22,132,924
Short-Term Investments	289,455	—	—	289,455
Total	$22,422,379	$—	$—	$22,422,379

International Equity Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$27,717,764	$71,892,513	$—	$99,610,277
Preferred Stocks(a)	1,620,314	—	—	1,620,314
Short-Term Investments	2,117,176	—	—	2,117,176
Total	$31,455,254	$71,892,513	$—	$103,347,767

McKee Bond Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,072,831	$—	$5,072,831
Corporate Bonds(a)	—	55,295,970	—	55,295,970
Mortgage-Backed Securities	—	81,355,786	—	81,355,786
Non-U.S. Government & Agencies	—	2,254,365	—	2,254,365
U.S. Government & Agencies	—	31,802,471	—	31,802,471
Short-Term Investments	4,301,241	—	—	4,301,241
Total	$4,301,241	$175,781,423	$—	$180,082,664

Strategic Income Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,273,005	$—	$—	$19,273,005
Exchange-Traded Funds	2,475,910	—	—	2,475,910
Asset Backed Securities	—	45,158,706	—	45,158,706
Corporate Bonds(a)	—	146,292,485	—	146,292,485
Mortgage-Backed Securities	—	142,318,065	—	142,318,065
Non U.S. Government & Agencies	—	3,161,349	—	3,161,349
U.S. Government & Agencies	—	5,209,716	—	5,209,716
Purchased Options	1,355,000	—	—	1,355,000
Short-Term Investments	24,328,910	—	—	24,328,910
Total	$47,432,825	$342,140,321	$—	$389,573,146

Futures Contracts(b)
Assets	$—	$3,075,593	$—	$3,075,593
Liabilities	—	(431,836)	—	(431,836)
	$—	$2,643,757	$—	$2,643,757
Swap Contracts(c)
Assets	$—	$159,881	$—	$159,881
	$—	$159,881	$—	$159,881

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Small Cap Value Fund	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$250,686,572	$—	$—	$250,686,572
Short-Term Investments	4,787,872	—	—	4,787,872
Total	$255,474,444	$—	$—	$255,474,444

(a)	Refer to Schedule of Investments for sector and industry classifications.
(b)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.
(c)	The amount shown represents the net unrealized appreciation/depreciation of the swap contracts.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2025, and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Strategic Income Fund

	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
North Square RCIM Tax- Advantaged Preferred & Income Securities ETF	$—	$2,504,000	$—	$—	$(28,090)	$2,475,910	$—	$—
Total	$—	$2,504,000	$—	$—	$(28,090)	$2,475,910	$—	$—

	Shares Beginning of Period	Purchases	Sales	Shares End of Period
North Square RCIM Tax-Advantaged Preferred & Income Securities ETF	$—	$100,000	$—	$100,000
Total	$—	$100,000	$—	$100,000

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Note 11 – Derivative and Other Financial Instruments

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Strategic Income Fund’s Statement of Assets and Liabilities as of April 30, 2025:

		Gross Amounts	Net Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Offset in the Statement of Assets and Liabilities	Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received (Pledged)**	Net Amount
Variation Margin on Futures Contracts*	$356,743	$(88,097)	$268,646	$—	$—	$268,646
Swap Contracts	159,881	—	$159,881	—	—	159,881
Total	$516,624	$(88,097)	$428,527	$—	$—	$428,527

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.
**	Any over-collateralization is not shown. Collateral amounts can be found on the Statements of Assets and Liabilities as Cash held at broker for futures contract and Cash held at broker for swap contracts.

The following table presents the fair value of derivative instruments for the as of April 30, 2025 as presented on the Strategic Income Fund’s Statement of Assets and Liabilities:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments, at value		$1,355,000
Futures	Payable for net variation margin on futures contracts		268,646
Credit Default Swaps	Unrealized appreciation from swap contracts		159,881

The following table presents the results of the derivative trading and information related to volume for the six months ended April 30, 2025. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Strategic Income Fund’s Statement of Operations.

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(7,365,087)	$1,113,825
Futures	Net realized gain and change in unrealized appreciation (depreciation) on futures	11,106,331	2,349,730
Swaps	Net realized gain and change in unrealized appreciation (depreciation) on swap contracts	(563,225)	94,835

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

The average monthly market value amount is shown as an indicator of volume. The average monthly market value amounts held in the Strategic Income Fund during the six months ended April 30, 2025 were:

Derivatives	Average Ending Monthly Market Value
Purchased Options	$1,738,594
Long Futures	174,499,763
Short Futures	(87,078,292)
Swap Contracts	(2,500,197)

Note 12 – Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in a Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

North Square Select Small Cap Fund and North Square Small Cap Value Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, industries in the financials segment, such as banks, insurance companies, and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Many small-capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

North Square Altrinsic International Equity Fund

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

North Square McKee Bond Fund

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more volatile than shorter-term securities. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have risen from historically low levels in recent years. Interest rates may continue to increase in the future with unpredictable effects on the financial markets and the Fund’s investments.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed (including residential and commercial mortgage-backed) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

North Square Strategic Income Fund

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have risen from historically low levels in recent years. Interest rates may continue to increase in the future with unpredictable effects on the financial markets and the Fund’s investments.

North Square Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2025 (Unaudited)

Preferred Securities Risk. Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, industries in the financials segment, such as banks, insurance companies, and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed (including residential and commercial mortgage-backed) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosures except as noted below.

North Square Funds

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Refer to the financial statements included herein.

Remuneration Paid to Directors, Officers and Others

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Board Consideration of the Approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the North Square Small Cap Value Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on March 27-28, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser” or “NSI”) and the Trust, on behalf of the North Square Small Cap Value Fund (the “New Fund”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CSM Advisors, LLC (the “Sub-Adviser” or “CSM”) with respect to the New Fund. The Adviser and the Sub-Adviser are collectively referred to as the “Advisers.” The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.” The Trustees noted that the New Fund has a corresponding fund (the “Existing Fund”) that is currently offered as a series of Valued Advisers Trust that is proposed to be reorganized into the New Fund. The Trustees further noted that the reorganization of the Existing Fund into the New Fund would take place upon approval of the Existing Fund’s Board of Trustees, and shareholders of the Existing Fund (the “Reorganization”). In addition, the Trustees noted that there are no contemplated changes to the management fee, investment objective, strategies, policies and restrictions of the Existing Fund in connection with the Reorganization and that the Existing Fund’s portfolio managers would continue to be responsible for the day-to-day portfolio management activities of the New Fund.

In connection with its consideration of the Agreements, the Board requested and reviewed responses from the Advisers to the Section 15(c) requests posed to the Advisers on behalf of the Independent Trustees by independent legal counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, a memorandum provided by independent legal counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, each Adviser’s Form ADV Part 1A, brochures and brochure supplements, as applicable, profitability information, proposed advisory and sub-advisory fees, as applicable, estimated expense ratios, performance of comparable accounts, if any, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Advisers during the course of the year, to evaluate the Agreements with respect to the New Fund, including information provided in connection with the consideration of advisory and sub-advisory agreements for other Funds in the Trust. The Board reviewed and discussed the Advisers’ Section 15(c) responses and discussed various questions and information with representatives of the Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisers provided at the Meeting and at prior meetings in connection with advisory and sub-advisory agreements for other Funds in the Trust. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Advisers. The Independent Trustees were also advised by independent legal counsel and met in executive sessions at which no representatives of management were present to consider the Agreements with respect to the New Fund. The Board also noted that the evaluation process with respect to the Advisers is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the Agreements, including information and discussions with the Advisers with respect to other funds in the Trust, as well as such additional information it deemed relevant and appropriate in its judgement. The Board noted that it had been recently provided with information relating to its deliberations in connection with the renewal of advisory and sub-advisory agreements with respect to certain funds of the Trust at the Board’s September 24-25, 2024 Meeting and December 3-4, 2024 Meeting. The Board noted that the information received and considered by the Board in connection with the Meeting was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the Agreements for the New Fund for an initial two-year period.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

In determining whether to approve the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements with respect to the New Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by independent legal counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements with respect to the New Fund is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services to be provided to the New Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board noted the non-investment advisory services to be provided by NSI, including the oversight and coordination of the New Fund’s service providers and the provision of related administrative and other services. The Board also considered each Adviser’s reputation, organizational structure, resources and overall financial condition (including economic and other support provided by affiliates of NSI).

In addition, the Board considered the Advisers’ professional personnel who will provide services to the New Fund, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the New Fund. The Board also considered the compliance programs and compliance records and regulatory history of the Advisers. The Board noted the Advisers’ anticipated support of the New Fund’s compliance control structure, including the resources that will be devoted by the Advisers in support of the New Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the anticipated efforts of the Advisers to address matters such as cybersecurity risks and business continuity planning. The Board also noted that the Trust’s Chief Compliance Officer (“CCO”) evaluated the regulatory compliance systems of the Advisers and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also noted that it met separately, in executive session, with the CCO.

With respect to NSI, the Board considered the New Fund’s proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that NSI has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the New Fund, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser will provide under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by NSI and not delegated to or assumed by the Sub-Adviser in connection with the services to be provided to the New Fund, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also considered the process used by NSI, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with NSI’s personnel obtained from the Board’s oversight of other Funds in the Trust advised by NSI, as well as the affiliation between NSI and the Sub-Adviser and any potential conflicts of interest. The Board also took into account NSI’s discussion of the organizational structure of the Sub-Adviser and the services to be provided to the New Fund.

With respect to the Sub-Adviser, which will provide day-to-day portfolio management services for the New Fund, subject to oversight by NSI, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board noted that the Existing Fund’s portfolio managers would continue to be responsible for the day-to-day portfolio management activities of the New Fund. The Board also considered the experience of the New Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that NSI has the oversight responsibility for conflicts of interest relating to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board also took into account its management of other mutual fund products and separate accounts. The Board concluded that the approval of the Sub-Advisory Agreement was in the best interests of the New Fund and its shareholders and, based on the information provided to it, does not involve a conflict of interest from which the Adviser, the Sub-Adviser, or any officer or Trustee of the New Fund or any officer or board member of the Adviser derives an inappropriate advantage.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by NSI and the Sub-Adviser, taken as a whole, should be satisfactory and reliable.

Fund Performance

The Board reviewed the performance of the Existing Fund for periods ended January 31, 2025 presented in the Board meeting materials. The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, including a comparison of the investment performance of the Existing Fund to its benchmark index, as well as comparative fee information provided by Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of the Existing Fund to a universe of peer funds.

The Board received information at the Meeting, including management’s discussion of the Existing Fund’s performance and took into account factors contributing to, the performance of the Existing Fund relative to its benchmark and universe for the relevant period. The Board also took into account factors including general market conditions; the “style” in which the Existing Fund is managed; issuer-specific information; and fund cash flows.

Based on these considerations, the Board determined that it was reasonable to conclude that the Advisers have the ability to manage the New Fund successfully from a performance standpoint.

Advisory and Sub-Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of the New Fund to be paid to NSI under the Advisory Agreement and the New Fund’s total net expense ratio. The Board considered that the New Fund will pay an advisory fee to NSI and that, in turn, NSI will pay a portion of its fee to the Sub-Adviser.

The Board also took into account the amount of the advisory fee to be retained by NSI, if any, and the services to be provided with respect to the New Fund by NSI and the Sub-Adviser, respectively. In addition, the Board received and considered information about the portion of the fee to be paid to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by NSI and not delegated to or assumed by the Sub-Adviser, and about NSI’s on-going oversight services. The Board also considered that the sub-advisory fee rate proposed to be paid to the Sub-Adviser had been negotiated by NSI on an arm’s length basis and would be paid by NSI out if its advisory fee and not by the New Fund. The Board considered NSI’s explanation that the proposed sub-advisory fee rate is priced at a competitive level. The Board considered and evaluated the fact that the Sub-Adviser was affiliated with NSI.

The Board reviewed comparative fee information contained in the Broadridge Report, comparing the New Fund’s proposed advisory fee rate relative to a group of its peer funds and anticipated Morningstar category. While the Board recognized that comparisons between the New Fund and its peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of the New Fund’s proposed advisory fee rate. The Board took into account NSI’s discussion of the New Fund’s anticipated fees and expenses, including the investment strategy of the New Fund. The Board also took into account that the proposed advisory fee for the New Fund was the same as for the Existing Fund. The Board also noted that the proposed advisory fee was in the range of the peer group contained in the Broadridge Report.

The Board also took into account that the Adviser had contractually agreed to limit the annual expense ratio for the New Fund to no more than 1.25%, excluding certain operating expenses and class-level expenses until September 30, 2027.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation to be paid to NSI under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement were not unreasonable.

Profitability

The Board received and considered information concerning NSI’s costs of sponsoring the New Fund and the anticipated profitability to NSI and its respective affiliates from providing services to the New Fund. The Board noted that the levels of profitability may be affected by numerous factors. In addition, the Board received information relating to the operations and anticipated profitability to the Sub-Adviser from providing services to the New Fund. The Board considered representations from NSI and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by NSI out of its advisory fee and not by the New Fund. Accordingly, the Board concluded that the anticipated profitability of the Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

North Square Funds

ADDITIONAL INFORMATION (Unaudited) – Continued

Based on its review, the Board determined that the anticipated profits from NSI’s relationship with the New Fund, if any, were not excessive.

Economies of Scale

The Board considered the potential for NSI to experience economies of scale in the provision of advisory services to the New Fund as the Fund grows. The Board also considered that NSI may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In addition, the Board took into account management’s discussion of the New Fund’s fee structure. The Board also considered the effect of the New Fund’s potential growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because the New Fund’s sub-advisory fees are paid by NSI out of its advisory fee, and not by the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that NSI’s arrangements with respect to the New Fund constituted a reasonable approach to sharing potential economies of scale with the New Fund and its shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that NSI and its affiliates may receive as a result of their relationships with the New Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the New Fund and benefits potentially derived from an increase in NSI’s business as a result of their relationships with the New Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of its relationships with the New Fund, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the New Fund and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates to be unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees acting separately, concluded that the approval of the Agreements with respect to the New Fund was in the best interest of the New Fund and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	7/7/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	7/7/2025